As filed with the Securities and Exchange Commission on February 27, 2009
                     Registration Nos. 033-12179; 811-05040

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

            Pre-Effective Amendment No.         __

            Post-Effective Amendment No.        28

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]

            Amendment No.                       30

                        (Check appropriate box or boxes)

                      TOTAL RETURN U.S. TREASURY FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                         40 West 57th Street, 18th Floor
                            New York, New York 10019
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (212) 446-5600

                                 R. Alan Medaugh
                        40 West 57th Street, 18th Floor
                               New York, NY 10019

                                   Copies to:

                               Edward J. Veilleux
                           EJV Financial Services LLC
                               5 Brook Farm Court
                              Hunt Valley, MD 21030
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
/ /   immediately upon filing pursuant to paragraph (b)
/X/   on March 1, 2009 pursuant to paragraph (b)
/ /   60 days after filing pursuant to paragraph (a) (1)
/ /   on (date) pursuant to paragraph (a) (1)
/ /   75 days after filing pursuant to paragraph (a) (2)
/ /   on (date) pursuant to paragraph (a) (2) of Rule 485(b)

If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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ISI   International
      Stragegy &
      Investment
--------------------------------------------------------------------------------


                                ISI TOTAL RETURN
                                  U.S. TREASURY
                                   FUND SHARES


                 A mutual fund with the investment objectives of
             a high level of total return with relative stability of
                 principal and, secondarily, high current income
               consistent with an investment in securities issued
                              by the U.S. Treasury.


                                  MARCH 1, 2009


TOTAL RETURN
U.S. TREASURY FUND, INC.

                                                                      PROSPECTUS

ISI TOTAL RETURN U.S. TREASURY FUND SHARES

40 West 57th Street, 18th Floor
New York, New York 10019
For information call (800) 955-7175

      This mutual fund (the "Fund") seeks to achieve a high level of total return with relative stability of principal and, secondarily, high current income consistent with an investment in securities issued by the United States Treasury ("U.S. Treasury Securities").

      The Fund offers shares through any securities dealer authorized to sell Fund shares ("Securities Dealer") and any financial institution that acts as a shareholder servicing agent on behalf of the Fund ("Fund Servicing Agent"). (See the section entitled "How to Buy Shares").

TABLE OF CONTENTS                                                           PAGE
                                                                            ----
Investment Summary ........................................................    3
Fees and Expenses of the Fund .............................................    6
Investment Program ........................................................    7
The Fund's Net Asset Value ................................................    8
How to Buy Shares .........................................................    9
How to Redeem Shares ......................................................   11
Telephone Transactions ....................................................   12
Transactions Through Third Parties ........................................   12
Sales Charges .............................................................   13
Dividends and Taxes .......................................................   15
Investment Advisor ........................................................   16
Other Service Providers ...................................................   17
Financial Highlights ......................................................   18


   THE SECURITIES AND EXCHANGE COMMISSION HAS NEITHER APPROVED NOR DISAPPROVED
    THESE SECURITIES NOR HAS IT PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  The date of this Prospectus is March 1, 2009.


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

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INVESTMENT SUMMARY
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OBJECTIVES AND STRATEGIES

      The Fund seeks to achieve a high level of total return with relative stability of principal and, secondarily, high current income consistent with an investment in U.S. Treasury Securities. U.S. Treasury Securities include
Treasury bills, notes and bonds as well as Treasury Inflation-Protected Securities (TIPs) and Separate Trading of Registered Interest and Principal Securities (STRIPs). U.S. Treasury Securities are backed by the full faith and credit of the U.S. Government. The Fund will invest only in U.S. Treasury Securities and in repurchase agreements fully collateralized by U.S. Treasury Securities. In selecting investments for the Fund, International Strategy & Investment Inc. (the "Advisor") may take full advantage of the entire range of maturities offered by U.S. Treasury Securities. The Advisor will consider both a security's yield and its potential for capital gains resulting from changes in interest rates.

      Under normal conditions, at least 80% of the Fund's assets will be invested in U.S. Treasury Securities. For purposes of this policy, "assets" shall mean net assets plus the amount of any borrowings for investment purposes. The Fund will provide its shareholders with at least 60 days prior notice of any change in this investment policy.

RISK PROFILE

      The Fund may be suited for you if you are seeking high total return, but you also desire the safety of an investment in U.S. Treasury Securities.

      The value of an investment in the Fund will vary from day-to-day based on changes in the prices of the U.S. Treasury Securities in the Fund's portfolio. The prices of the U.S. Treasury Securities will change in response to economic and market factors, especially interest rate changes. In general, a change in interest rates will cause an inverse change in the value of U.S. Treasury Securities.

      INTEREST RATE RISK. The value of the Fund's shares can be expected to increase during periods of falling interest rates and decrease during periods of rising interest rates. The yields of U.S. Treasury Securities may be lower than the yields available from other types of fixed income securities.

      MATURITY RISK. Longer-term U.S. Treasury Securities are generally more volatile (i.e., experience greater price fluctuations), so the average maturity or duration of these securities affects risk. Therefore, price fluctuations will generally be greater at times when the Fund's average maturity is longer.

      STYLE RISK. There can be no assurances that the Advisor's economic analyses will accurately predict interest rates or that portfolio strategies based on such analyses will be effective.

      FREQUENT TRADING RISK. The Fund may engage in frequent trading of securities to achieve its objectives. This strategy may result in high turnover rates which may increase the Fund's transaction costs and may result in the distribution to shareholders of additional gains for tax purposes.

      If you invest in the Fund, you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                                                                           | 3 |

FUND PERFORMANCE

      The following bar chart and performance table show the performance of the Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. The bar chart and performance table provide a historical record and do not necessarily indicate how the Fund will perform in the future.

                          FOR YEARS ENDED DECEMBER 31,*

-5.67%   15.80%   4.20%   12.06%   1.79%   3.41%   3.71%   2.74%   7.52%  15.01%
 1999     2000    2001     2002    2003    2004    2005    2006    2007    2008

--------------------
* The bar chart does not reflect sales charges or the effect of taxes on distributions. If it did, returns would be less than those shown.

      During the periods shown in the bar chart, the highest return for a quarter was 11.52% (quarter ended December 31, 2008) and the lowest return for a quarter was -3.06% (quarter ended June 30, 2004).


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

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DECEMBER 31, 2008)

      The following table compares the Fund's average annual total returns (before and after taxes) for the periods ended December 31, 2008 to the Barclays Capital Intermediate Treasury Index, the Barclays Capital Treasury Index, and the Barclays Capital Long-Term Treasury Index. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                               1 YEAR     5 YEARS      10 YEARS
                                               ------     -------      --------
RETURN BEFORE TAXES(1)                         11.56%       5.73%        5.54%

RETURN AFTER TAXES ON DISTRIBUTIONS(1,2)       10.28%       4.49%        3.78%

RETURN AFTER TAXES ON DISTRIBUTIONS
  AND SALE OF FUND SHARES(1,3)                  7.51%       4.15%        3.64%
--------------------------------------------------------------------------------
BARCLAYS CAPITAL INTERMEDIATE
  TREASURY INDEX(4)                            11.35%       5.38%        5.68%

BARCLAYS CAPITAL TREASURY INDEX(4)             13.74%       6.35%        6.26%

BARCLAYS CAPITAL LONG-TERM
  TREASURY INDEX(4)                            24.03%       9.73%        8.10%

--------------------
(1) These figures assume the reinvestment of dividends and capital gains distributions and include the deduction of the maximum sales charge.
(2) Return After Taxes on Distributions assumes that the investor held Shares throughout the period and was taxed on distributions received during the period.
(3) Return After Taxes on Distributions and Sale of Fund Shares assumes that the investor sold Shares at the end of the period and was taxed on both the distributions received during the period and the capital gains realized from the sale of the Shares.
(4) The Barclays Capital Intermediate Treasury Index and the Barclays Capital Long-Term Treasury Index reflect the performance of U.S. Treasury
      Securities in their  respective  sectors.  The Barclays  Capital  Treasury
      Index is a general index that reflects the performance of all public obligations and does not focus on any one particular segment of the Treasury market. These indices are passive measurements of U.S. Treasury Securities' performance. They do not factor in the costs of buying, selling and holding securities-costs that are reflected in the Fund's results. The average annual total returns for these indices do not reflect deductions for fees, expenses or taxes.


                                                                           | 5 |

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FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------

      This table describes the fees and expenses that you may pay if you buy and hold Shares.

SHAREHOLDER TRANSACTION FEES
(fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)...................................   3.00%
Maximum Deferred Sales Charge (Load) ...................................   None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends ............   None
Redemption Fee .........................................................   None
Exchange Fee ...........................................................   None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets):

Management Fees ........................................................   0.25%
Distribution and/or Service (12b-1) Fees ...............................   0.25%
Other Expenses .........................................................   0.29%
                                                                           -----
Total Annual Fund Operating Expenses....................................   0.79%
                                                                           =====


EXAMPLE:

      This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Total Annual Operating Expenses remain the same and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

          1 YEAR           3 YEARS          5 YEARS          10 YEARS
          ------           -------          -------          --------
           $378             $545              $726            $1,249

      Federal regulations require that the Example reflect the maximum sales charge. However, you may qualify for reduced sales charges or no sales charge at all (see the section entitled "Sales Charges"). If you hold Shares for a long time, the combination of the initial sales charge you paid and the recurring 12b-1 fees may exceed the maximum sales charges permitted by the Conduct Rules of the Financial Industry Regulatory Authority.


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

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INVESTMENT PROGRAM
--------------------------------------------------------------------------------

      The Fund's investment objectives are to seek a high level of total return with relative stability of principal and, secondarily, high current income consistent with an investment in U.S. Treasury Securities.

      The Fund will invest only in U.S. Treasury Securities and in repurchase agreements fully collateralized by U.S. Treasury Securities. The Advisor buys and sells securities for the Fund's portfolio with a view toward, first, a high level of total return with relative stability of principal and, second, high current income. Therefore, in selecting investments, the Advisor will consider both yield and a security's potential for capital gains resulting from possible changes in interest rates. Because U.S. Treasury Securities are among the safest fixed income investments, their yields are generally lower than the yields available from some other fixed income securities.

      When choosing the Fund's investments, the Advisor may take full advantage of the entire range of maturities offered by U.S. Treasury Securities. At certain times, the average maturity of the U.S. Treasury Securities held by the Fund may be relatively short (from under one year to five years, for example) and at other times may be relatively long (over 10 years, for example). The portfolio's average maturity will depend on the Advisor's assessment of both the relative yields available on securities of different maturities and future changes in interest rates. In determining which direction interest rates are likely to move, the Advisor relies on the forecast of its economic strategist, Edward S. Hyman. Mr. Hyman has been rated a "first team" economist by the periodical INSTITUTIONAL INVESTOR in each of the last 29 years. He writes a variety of international and domestic economic research reports that follow trends that may determine the direction of interest rates.

      The Fund also may invest in repurchase agreements. Under the terms of a repurchase agreement, the Fund agrees to purchase U.S. Treasury Securities from a bank or broker-dealer subject to an agreement that the bank or broker-dealer will repurchase the securities at an established time and price.

      An investment in the Fund involves risk. U.S. Treasury Securities are subject to interest rate risk. The value of U.S. Treasury Securities changes as interest rates fluctuate. Longer-term securities generally experience greater price volatility as a result of interest rate fluctuations. The value of the Shares can be expected to increase during periods of falling interest rates and decrease during periods of rising interest rates. The magnitude of these fluctuations will generally be greater at times when the Fund's average maturity is longer. Repurchase agreements are subject to the risk of default or insolvency by the other party to the agreement, including possible delays or restrictions on the Fund's ability to dispose of the underlying securities. There can be no assurance that the Advisor's economic analyses will accurately predict interest rate trends or that the portfolio strategies based on Mr. Hyman's economic analyses will be effective. There can be no guarantee that the Fund will achieve its investment objectives. The Fund may engage in frequent trading of securities to achieve its investment objectives. Higher portfolio turnover may cause the Fund to incur additional transaction costs and may result in the distribution to shareholders of additional gains for tax purposes.


                                                                           | 7 |

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THE FUND'S NET ASSET VALUE
--------------------------------------------------------------------------------

      The price you pay when you buy Shares or receive when you redeem Shares is based on the Fund's net asset value per share. When you buy Shares, the price you pay may be increased by a sales charge. See the section entitled "Sales Charges" for details on how and when this charge may or may not be imposed.

      The net asset value per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange ("Exchange") on each day the Exchange is open for business. While regular trading ordinarily closes at 4:00 p.m. (Eastern Time), it could be earlier, particularly on the day before a holiday. Contact the Fund's transfer agent ("Transfer Agent") to determine whether the Fund will close early before a particular holiday. The net asset value per share is calculated by subtracting the Fund's liabilities from its assets and dividing the result by the number of outstanding Shares.

      In valuing its assets, the Fund prices its investments at their market value. The Fund may value securities at fair value pursuant to procedures adopted by the Fund's Board of Directors if market quotations are not readily available or are unreliable due to, among other things, the occurrence of events after the close of the markets on which the Fund's securities primarily trade but before the time as of which the Fund calculates its net asset value per share.

      You may buy or redeem Shares on any day the Exchange is open for business (a "Business Day"). If your order is received by the Fund or its agents in proper form before the close of the Exchange, the price you pay or receive will be based on that day's net asset value per share. If your order is received after the close of the Exchange, the price you pay or receive will be based on the net asset value per share determined on the next Business Day. The Fund will accept purchase and sale orders even if the Exchange is closed, provided that the Federal Reserve Bank is open, the Treasury market is open and the Fund's management believes there is adequate liquidity. You should contact your Fund Servicing Agent or Securities Dealer to ensure that it can process your transactions in a timely fashion.

      The Fund will not accept exchanges from other ISI Funds except on days when the Exchange is open.

      The following sections describe how to buy and redeem Shares.


| 8 |

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HOW TO BUY SHARES
--------------------------------------------------------------------------------

You may buy Shares through your Securities Dealer or through any Fund Servicing Agent. Send your check (along with a completed Application Form) to the Fund's Transfer Agent in order to open an account. You may obtain an Application Form by calling the Transfer Agent at 1-800-882-8585 or by visiting the Fund's website at www.isifunds.com. It is the responsibility of your Securities Dealer or Fund Servicing Agent to transmit properly completed orders that will be received by the Transfer Agent in a timely manner.

      The Fund reserves the right to refuse any purchase (including exchange) request, particularly those requests that could adversely affect the Fund or its operations. This includes, but is not limited to, requests from any individual or group that the Fund, in its sole discretion, believes to be involved in frequent trading.

INVESTMENT MINIMUMS

      Your initial investment must be at least $5,000 unless you are investing in an individual retirement account (IRA), qualified retirement plan or within a wrap-fee account managed by your Securities Dealer or Fund Servicing Agent. Your initial investment may be as low as $1,000 if you are investing in an individual retirement account (IRA), qualified retirement plan or within a wrap-fee account managed by your Securities Dealer or Fund Servicing Agent. Subsequent investments must be at least $250 unless you are a current participant in the Automatic Investment Plan.

AUTOMATIC INVESTMENT PLAN

      The Automatic Investment Plan is closed to new participants.  If you are a
current   participant  in  the  Automatic   Investment   Plan,  your  subsequent
investments may be as low as $100.

DIVIDEND REINVESTMENT PLAN

      Unless you elect otherwise, all income and capital gains distributions will be reinvested in additional Shares at net asset value. You may elect to receive your distributions in cash or to have your distributions invested in shares of other funds managed by the Advisor (each an "ISI Fund"). To make either of these elections or to terminate automatic reinvestment, complete the appropriate section of the Application Form or notify the Transfer Agent, your Securities Dealer or your Fund Servicing Agent at least five days before the date on which the next dividend or distribution will be paid.

CUSTOMER IDENTIFICATION AND VERIFICATION

      To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account.

      When you open an account with the Fund, you will be asked to provide your name, address, date of birth, and other information or documents that will allow the Fund to identify you. If you do not supply the required information, the Fund will attempt to contact you or your Securities Dealer or Fund Servicing Agent. If the Fund cannot obtain the required information within a time frame established in its sole discretion, your application will be rejected.


                                                                           | 9 |

      Once it is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the net asset value next calculated. The Fund will then attempt to verify your identity using the information you supply and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies. In certain instances, the Fund is required to collect documents to fulfill its legal obligations. Such documents will be used solely to verify your identity and the Fund has no obligation to observe, monitor or enforce the terms of any such document.

      The Fund will try to verify your identity within a time frame established in its sole discretion. If the Fund cannot do so, it reserves the right to close your account, redeem your Shares at the net asset value next calculated after the Fund decides to close your account, and send you a check for the proceeds. If you paid for your purchase with a check, the Fund will not send you a check for the proceeds of the redemption until it has verified that your check has cleared. You may experience either a gain or loss on such redemption of your Shares and you will be subject to any related taxes.

      The Fund may reject your application under its Anti-Money Laundering Program. Under this program, it is possible that your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.

LIMITATIONS ON FREQUENT PURCHASES AND REDEMPTIONS

      The Fund's Board of Directors has adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares. It is the Fund's policy to discourage short-term trading. Frequent trading in the Fund may interfere with management of the Fund's portfolio and result in increased costs. As money is moved in and out, the Fund may incur expenses buying and selling portfolio securities and these expenses are borne by Fund shareholders.

      Specifically, focus is placed on reviewing substantial redemptions, which may be harmful to the Fund or its shareholders if they are frequent. These transactions are analyzed for offsetting purchase activity occurring within a certain period. If short-term trading trends are detected, an appropriate course of action is taken. The Fund reserves the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions representing frequent trading, transactions that may be disruptive to the management of the Fund's portfolio, and purchase orders not accompanied by payment. These restrictions apply uniformly among all shareholders.

      Because the Fund receives purchase and sale orders through financial intermediaries that use omnibus or retirement accounts, the Fund cannot always detect frequent purchases and redemptions. As a consequence, the Fund's ability to monitor and discourage abusive trading practices in such accounts may be limited.


| 10 |

--------------------------------------------------------------------------------
HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

      You may redeem all or part of your investment through your Securities Dealer or Fund Servicing Agent. Contact them for information on how to place your redemption order and how you will be paid. If you have an account with the Fund that is in your name, you may also redeem Shares by contacting the Transfer Agent by mail or, if you are redeeming $50,000 or less, by telephone. See the section entitled "Telephone Transactions" for more information on this method of redemption. Under normal circumstances, the Transfer Agent will mail your redemption check within seven days after it receives your order in proper form. If the Fund has not yet collected payment for Shares you are selling, it may delay sending redemption proceeds until it receives payment, which may take up to 15 calendar days.

      Your Securities Dealer, your Fund Servicing Agent or the Transfer Agent may require specific documents, such as those listed below, before they redeem your Shares.

1) A letter of instruction specifying your account number and the number of Shares or dollar amount you wish to redeem. The letter must be signed by all owners of the Shares exactly as their names appear on the account.

2) In certain circumstances, a guarantee of your signature. These circumstances include: a change in ownership of your account; a change in your address within the past 30 days; a request to mail a check to an owner, bank account or address other than that stated on your Application Form; or a redemption request of more than $50,000. Your signature guarantee must be obtained from a bank or Securities Dealer that participates in the STAMP Medallion program. Your signature can not be guaranteed by a notary.

3) Any stock certificates representing the Shares you are redeeming. The certificates must be either properly endorsed or accompanied by a duly executed stock power.

4) Any additional documents that may be required if your account is in the name of a corporation, partnership, trust or fiduciary.

OTHER REDEMPTION INFORMATION

      Any dividends payable on Shares you redeem will be paid on the next dividend payable date. If you are entitled to a dividend and you have redeemed all of your Shares prior to the payable date, the dividend will be paid to you in cash, whether or not that is the payment option you have selected. Redemption proceeds may not be available until your check has cleared or up to 15 days, whichever is earlier.

      SMALL ACCOUNTS If you redeem sufficient Shares to reduce your investment to $3,500 or less, the Fund has the ability to redeem your remaining Shares after giving you 60 days' notice. This does not currently apply to Shares held in an IRA or qualified retirement plan or Shares held within a wrap-fee account managed by a Securities Dealer or Fund Servicing Agent.


                                                                          | 11 |

      REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur when the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1% of the Fund's assets).

      SYSTEMATIC WITHDRAWAL PLAN If you own Shares having a value of at least $10,000, you may arrange to have some of your Shares redeemed monthly or quarterly under the Fund's Systematic Withdrawal Plan. Each redemption under this plan involves all the tax and sales charge implications normally associated with Fund redemptions. Contact your Securities Dealer, your Fund Servicing Agent or the Transfer Agent for information on this plan.

--------------------------------------------------------------------------------
TELEPHONE TRANSACTIONS
--------------------------------------------------------------------------------

      If your Shares are in an account with the Fund that is in your name, you may redeem them in any amount up to $50,000 or exchange them for shares of another ISI Fund by calling the Transfer Agent on any Business Day between the hours of 8:30 a.m. and 5:30 p.m. (Eastern Time). You are automatically entitled to telephone transaction privileges unless you specifically request that no telephone redemptions or exchanges be accepted for your account. You may make this election when you complete the Application Form or at any time thereafter by completing and returning documentation supplied by the Transfer Agent.

      The Fund and the Transfer Agent will employ reasonable procedures to confirm that telephoned instructions are genuine. These procedures include requiring you to provide certain personal identification information when you open your account and before you effect each telephone transaction. You may be required to provide additional written instructions. If these procedures are employed, neither the Fund nor the Transfer Agent will bear any liability for following telephone instructions that they reasonably believe to be genuine. Your telephone transaction request will be recorded.

      During periods of significant economic or market volatility, you may experience difficulty contacting the Transfer Agent by telephone. In such event, you should make your request by mail. If you hold your Shares in certificate form, you may not exchange or redeem them by telephone.

--------------------------------------------------------------------------------
TRANSACTIONS THROUGH THIRD PARTIES
--------------------------------------------------------------------------------

      The policies and fees (other than sales charges) charged by your Securities Dealer or Fund Servicing Agent may be different than those of the Fund. These financial institutions may charge transaction fees and may have different minimum investment requirements or different limitations on buying or selling Shares. These institutions may designate intermediaries to accept purchase and sales orders on behalf of the Fund. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your Securities Dealer or Fund Servicing Agent for more information.


| 12 |

      The Advisor or its affiliates may enter into arrangements with a Securities Dealer or Fund Servicing Agent under which the Advisor, at its own expense, will pay the financial institution a fee for providing distribution related services and/or for performing certain administrative servicing functions (such as sub-transfer agency, recordkeeping or shareholder communication services) for the benefit of Fund shareholders. The Fund may also directly compensate a Securities Dealer or Fund Servicing Agent (if approved by the Board) for providing administrative servicing functions for the benefit of Fund shareholders. Payments by the Advisor or an affiliate out of its own resources that create an incentive for these financial institutions to sell Shares of the Fund and/or to promote retention of customer assets in the Fund are sometimes referred to as "revenue sharing" (see the Fund's Statement of Additional Information ("SAI") for additional details).

--------------------------------------------------------------------------------
SALES CHARGES
--------------------------------------------------------------------------------

PURCHASE PRICE

      The price you pay to buy Shares is the Fund's offering price, which is calculated by adding any applicable sales charges to the net asset value per share. The amount of the sales charge included in your purchase price will be according to the following schedule:

                                                           SALES CHARGE AS % OF
                                                           --------------------
                                                          OFFERING    NET AMOUNT
AMOUNT OF PURCHASE                                          PRICE      INVESTED
------------------                                          -----      --------
Less than      $   100,000   ...........................    3.00%        3.09%
$    100,000 - $   249,999   ...........................    2.50%        2.56%
$    250,000 - $   499,999   ...........................    2.00%        2.04%
$    500,000 - $   999,999   ...........................    1.50%        1.52%
$  1,000,000 - $ 1,999,999   ...........................    0.75%        0.76%
$  2,000,000 - $ 2,999,999   ...........................    0.50%        0.50%
$  3,000,000 - and over      ...........................    None         None

      The sales charge you pay on a purchase of Shares may be reduced under the circumstances described below. Certain restrictions may apply for Shares purchased through a special offer.

      You may qualify for a reduced initial sales charge on purchases of Shares under rights of accumulation or letters of intent. The transaction processing procedures maintained by certain financial institutions through which you can purchase Shares may restrict the universe of Accounts (defined below) considered for purposes of calculating a reduced sales charge under rights of accumulation or letters of intent. For example, the processing procedures of a financial institution may limit accounts to those that share the same tax identification number or mailing address and that are maintained only with that financial institution. The Fund permits financial institutions to identify account assets that qualify for a reduced sales charge under rights of accumulation or letters of intent.


                                                                          | 13 |

      RIGHTS OF ACCUMULATION. If you are purchasing additional Shares of this Fund or ISI Shares of Managed Municipal Fund, Inc., ISI Shares of ISI Strategy Fund, Inc., or ISI Class A Shares of North American Government Bond Fund, Inc., you may combine the value of your purchases with the value of your existing investments and those of your spouse and your children under the age of 21 (collectively, "Accounts") to determine whether you qualify for a reduced sales charge. You must be able to provide sufficient information to verify that you qualify for this right of accumulation.

      TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK FOR THE REDUCTION AT THE TIME OF PURCHASE. The Fund may amend or terminate this right of accumulation at any time.

      LETTER OF INTENT. If you anticipate making additional purchases of Shares over the next 13 months, you may combine the value of your current purchase with the value of your anticipated purchases to determine whether you qualify for a reduced sales charge. You will be required to sign a letter of intent indicating the total value of your anticipated purchases and your intention to initially purchase at least 5% of the total. When you make each purchase during the period, you will pay the sales charge applicable to your combined intended purchases. If, at the end of the 13-month period, the total value of your purchases is less than the amount you indicated, you will be required to pay the difference between the sales charges you paid and the sales charges applicable to the amount you actually did purchase. Some of the Shares you own will be redeemed to pay this difference.

      PURCHASES AT NET ASSET VALUE. You may buy Shares without paying a sales charge under the following circumstances:

1) If you are reinvesting some or all of the proceeds of a redemption of Shares made within the last six months, provided that the amount you are reinvesting is at least $5,000.

2) If you are exchanging an investment in another ISI Fund for an investment in the Fund (see the section entitled "Purchases by Exchange" for a description of the conditions).

3) If you are a current or retired Director of this or any other ISI Fund, or an employee or a member of the immediate family of an employee of any of the following or their respective affiliates: the Advisor, the Fund's administrator, or a broker-dealer authorized to sell Shares.

4) If you purchase Shares in a fiduciary or advisory account through a bank, bank trust department, registered investment advisor, financial planner or Securities Dealer. To qualify for this provision you must be paying an account management fee for the fiduciary or advisory services. You may be charged an additional fee by your Securities Dealer or Fund Servicing Agent if you buy Shares in this manner.

      Sales charge information regarding the Fund is available on the Fund's website at www.isifunds.com. Additional information about sales charges is in the Fund's SAI.


| 14 |

PURCHASES BY EXCHANGE

      You may exchange ISI Shares of Managed Municipal Fund, Inc., ISI Shares of ISI Strategy Fund, Inc., or ISI Class A Shares of North American Government Bond Fund, Inc. for an equal dollar amount of Shares without payment of the sales charges described above or any other charge. You may enter both your redemption and purchase orders on the same Business Day or, if you have already redeemed the shares of the other fund, you may enter your purchase order within six months of the redemption, provided the amount of the purchase order is at least $5,000. The Fund may modify or terminate these offers of exchange upon 60 days' notice.

      You may request an exchange through your Securities Dealer or Fund Servicing Agent. Contact them for details on how to enter your order. If your Shares are in an account with the Fund that is in your name, you may also request an exchange directly through the Transfer Agent by mail or by telephone.

REDEMPTION PRICE

      The price you receive when you redeem Shares will be the net asset value per share.

DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

      The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay your Securities Dealer or Fund Servicing Agent distribution and other fees for the sale of its Shares and for shareholder services. The Fund pays an annual distribution/shareholder service fee equal to 0.25% of average daily net assets. Because these fees are paid out of net assets on an on-going basis, they will, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.

--------------------------------------------------------------------------------
DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

      The Fund's policy is to distribute to shareholders substantially all of its estimated net investment income and short-term capital gains in the form of dividends that are declared daily and paid monthly at a rate approved by the Fund's Board of Directors and to distribute net realized long-term capital gains at least annually. To the extent that the Fund's net investment income and short-term capital gains are less than the approved fixed dividend rate, some of those dividends may be deemed to be paid from long-term capital gains or as a return of shareholder capital.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

      The following summary is based on current tax laws, which may change.

      The Fund expects that its distributions will primarily consist of ordinary income and capital gains. The Fund will distribute substantially all of its net investment income and net realized capital gains at least annually. Dividends and distributions may be subject to federal, state and local taxation, depending upon your tax situation, whether you receive them in cash or reinvest them in Shares. Income and short-term capital


                                                                          | 15 |
gains  distributions  are  generally  taxable  at  ordinary  income  tax  rates.
Long-term capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have owned your Shares. Each sale, exchange or redemption of the Shares is generally a taxable event. For tax purposes, an exchange of Shares for shares of a different ISI Fund is the same as a sale.

      More information about taxes is in the SAI. Please contact your tax advisor regarding your specific questions about federal, state and local income taxes.

--------------------------------------------------------------------------------
INVESTMENT ADVISOR
--------------------------------------------------------------------------------

      International Strategy & Investment Inc. is the Fund's investment advisor. The Advisor is located at 40 West 57th Street, New York, New York 10019. The Advisor is also the investment advisor to ISI Strategy Fund, Inc., Managed Municipal Fund, Inc. and North American Government Bond Fund, Inc. These funds, together with the Fund, had approximately $446 million in net assets as of December 31, 2008.

      As compensation for its services for the fiscal year ended October 31, 2008, the Advisor received from the Fund a fee equal to 0.25% of the Fund's average daily net assets. This fee is calculated daily and paid monthly at the following annual rates: 0.20% of the first $100 million of the Fund's average daily net assets, 0.18% of the next $100 million of such assets, 0.16% of the next $100 million of such assets, 0.14% of the next $100 million of such assets, and 0.12% of such assets over $500 million. In addition, the Fund pays the Advisor 1.5% of the Fund's gross interest income.

      The continuance of the Investment Advisory Agreement with the Advisor was most recently approved by the Fund's Board of Directors on September 10, 2008. A discussion summarizing the basis on which the Board of Directors approved the continuance of the Investment Advisory Agreement is included in the Fund's annual report for the year ended October 31, 2008.

PORTFOLIO MANAGEMENT

      The Fund's portfolio manager is R. Alan Medaugh, who has managed the Fund since its inception. Mr. Medaugh co-founded the Advisor with Edward S. Hyman in 1991.

      Mr. Medaugh, President and Director of the Fund and President of the Advisor, is responsible for the day-to-day management of the Fund's portfolio. Before joining the Advisor, Mr. Medaugh was Managing Director of C.J. Lawrence Fixed Income Management and, prior to that, Senior Vice President and bond portfolio manager at Fiduciary Trust International. While at Fiduciary Trust International, Mr. Medaugh led its Fixed-Income Department, which managed $5 billion of international fixed-income portfolios for institutional clients. Mr. Medaugh also had prior experience as a bond portfolio manager at both Putnam Management Company and Fidelity Management and Research.


| 16 |

      Mr. Hyman, Senior Economic Advisor of the Fund and Chairman of the Advisor, is responsible for developing the forecasts and economic analyses on which the selection of investments in U.S. Treasury Securities is based (see the section entitled "Investment Program"). Before joining the Advisor, Mr. Hyman was vice chairman and member of the Board of C.J. Lawrence Inc. and, prior to that, an economic consultant at Data Resources. He writes a variety of international and domestic economic research reports that follow trends that may determine the direction of interest rates. These international and domestic reports are sent to the Advisor's private institutional clients in the United States and overseas. The periodical INSTITUTIONAL INVESTOR, which rates analysts and economists on an annual basis, has rated Mr. Hyman as a "first team" economist, which is its highest rating, in each of the last 29 years.

      The Fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of Shares.

--------------------------------------------------------------------------------
OTHER SERVICE PROVIDERS
--------------------------------------------------------------------------------

      International Strategy & Investment Group Inc., 40 West 57th Street, New York, New York, serves as the principal underwriter of Shares.

      Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Cincinnati,  Ohio, is the
Fund's   administrator,   transfer  and  dividend  disbursing  agent,  and  fund
accountant.

      The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois, is the Fund's custodian.


                                                                          | 17 |

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the years ended October 31, 2008, 2007 and 2006 has been audited by Briggs, Bunting & Dougherty, LLP, whose report, along with the Fund's financial statements, is included in the October 31, 2008 annual report, which is available upon request. Information for years ended prior to October 31, 2006 was audited by other independent registered public accountants.

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                           YEARS ENDED OCTOBER 31,
                                    ----------------------------------------------------------------------
                                       2008           2007           2006           2005           2004
----------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of year .............   $     9.50     $     9.42     $     9.33     $     9.57     $     9.92
                                    ----------     ----------     ----------     ----------     ----------
Income (loss) from
  investment operations:
  Net investment income(a) ......         0.28           0.35           0.32           0.29           0.24
  Net realized and unrealized
    gains (losses) on investments         0.16           0.08           0.12          (0.16)          0.19
                                    ----------     ----------     ----------     ----------     ----------
Total from investment operations          0.44           0.43           0.44           0.13           0.43
                                    ----------     ----------     ----------     ----------     ----------
Less distributions:
  Dividends from net
    investment income ...........        (0.28)         (0.34)         (0.35)         (0.25)         (0.23)
  Distributions from
    net realized gains ..........        (0.07)         (0.00)*           --          (0.03)         (0.33)
  Distributions from
    return of capital ...........           --          (0.01)            --          (0.09)         (0.22)
                                    ----------     ----------     ----------     ----------     ----------
Total distributions .............        (0.35)         (0.35)         (0.35)         (0.37)         (0.78)
                                    ----------     ----------     ----------     ----------     ----------

Net asset value at end of year ..   $     9.59     $     9.50     $     9.42     $     9.33     $     9.57
                                    ==========     ==========     ==========     ==========     ==========

TOTAL RETURN(b) .................        4.61%          4.66%          4.83%          1.38%          4.64%
                                    ==========     ==========     ==========     ==========     ==========

Net assets at end of year (000's)   $  119,973     $  124,768     $  153,784     $  165,974     $  194,790
                                    ==========     ==========     ==========     ==========     ==========

Ratio of expenses
  to average net assets .........        0.79%          0.79%          0.76%(c)       0.70%          0.69%

Ratio of net investment income
  to average net assets .........        2.86%          3.68%          3.44%(c)       3.01%          2.56%

Portfolio turnover rate .........          70%            29%            51%            16%            31%
----------------------------------------------------------------------------------------------------------

(a)   Calculated using the average shares outstanding for the year.
(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c) The October 31, 2006 ratios of expenses and net investment income to average net assets were unaffected by the waiver of distribution fees during the year.
*     Amount less than $0.005 per share.


| 18 |

                    ISI TOTAL RETURN US TREASURY FUND SHARES


                               INVESTMENT ADVISOR
                    INTERNATIONAL STRATEGY & INVESTMENT INC.
                         40 West 57th Street, 18th Floor
                               New York, NY 10019


            ADMINISTRATOR                              DISTRIBUTOR
     ULTIMUS FUND SOLUTIONS, LLC                 INTERNATIONAL STRATEGY &
    225 Pictoria Drive, Suite 450                 INVESTMENT GROUP INC.
       Cincinnati, Ohio 45246                40 West 57th Street, 18th Floor
                                                    New York, NY 10019
                                                      (800) 955-7175

           TRANSFER AGENT                     INDEPENDENT REGISTERED PUBLIC
     ULTIMUS FUND SOLUTIONS, LLC                     ACCOUNTING FIRM
    225 Pictoria Drive, Suite 450                   BRIGGS, BUNTING &
       Cincinnati, Ohio 45246                         DOUGHERTY, LLP
           1-800-882-8585                     1835 Market Street, 26th Floor
                                                  Philadelphia, PA 19103

              CUSTODIAN                                FUND COUNSEL
     THE NORTHERN TRUST COMPANY                  KRAMER LEVIN NAFTALIS &
       50 South LaSalle Street                         FRANKEL LLP
          Chicago, IL 60675                    1177 Avenue of the Americas
                                                    New York, NY 10036

--------------------------------------------------------------------------------

ISI   International
      Stragegy &
      Investment
--------------------------------------------------------------------------------

                                ISI TOTAL RETURN
                            U.S. TREASURY FUND SHARES

      You may obtain the following additional information about the Fund, free of charge, from your Securities Dealer or Fund Servicing Agent, by calling (800) 955-7175, or by visiting the Fund's website at www.isifunds.com:

o A statement of additional information (SAI) about the Fund that is incorporated by reference into and is legally part of the Prospectus. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI.

o The Fund's most recent annual and semi-annual reports containing detailed financial information and, in the case of the annual report, a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

      In addition, you may review information about the Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Call (202) 551-8090 to find out about the operation of the Public Reference Room). The EDGAR Database on the Commission's Internet site at http://www.sec.gov has reports and other information about the Fund. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

      For other shareholder inquiries, contact the Transfer Agent at (800) 882-8585. For Fund information, call (800) 955-7175, or your Securities Dealer or Fund Servicing Agent.


                    Investment Company Act File No. 811-5040

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION


--------------------------------------------------------------------------------


                      TOTAL RETURN U.S. TREASURY FUND, INC.

                         40 West 57th Street, 18th Floor
                            New York, New York 10019


--------------------------------------------------------------------------------


THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE FUND'S PROSPECTUS DATED MARCH 1, 2009. THE AUDITED FINANCIAL STATEMENTS FOR THE FUND ARE INCLUDED IN THE FUND'S ANNUAL REPORT, WHICH HAS BEEN FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO, AND IS LEGALLY PART OF, THIS SAI. A COPY OF THE PROSPECTUS AND THE ANNUAL REPORT MAY BE OBTAINED WITHOUT CHARGE FROM YOUR SECURITIES DEALER OR SHAREHOLDER SERVICING AGENT, OR BY WRITING OR CALLING INTERNATIONAL STRATEGY & INVESTMENT GROUP INC., 40 WEST 57th STREET, 18th FLOOR, NEW YORK, NEW YORK 10019, (800) 955-7175.


            Statement of Additional Information Dated: March 1, 2009

                                       for

                   ISI Total Return U.S. Treasury Fund Shares

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
GENERAL INFORMATION AND HISTORY ...........................................    1
INVESTMENT OBJECTIVES AND POLICIES ........................................    1
INVESTMENT RESTRICTIONS ...................................................    3
VALUATION OF SHARES AND REDEMPTIONS .......................................    4
FEDERAL TAX CONSIDERATIONS ................................................    5
MANAGEMENT OF THE FUND ....................................................   10
INVESTMENT ADVISORY AND OTHER SERVICES ....................................   15
ADMINISTRATION AND FUND ACCOUNTING SERVICES ...............................   17
DISTRIBUTION OF FUND SHARES ...............................................   18
DISCLOSURE OF PORTFOLIO HOLDINGS ..........................................   22
BROKERAGE .................................................................   23
CAPITAL SHARES ............................................................   24
SEMI-ANNUAL REPORTS AND ANNUAL REPORTS ....................................   25
CUSTODIAN, TRANSFER AGENT AND COMPLIANCE SERVICES .........................   25
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .............................   25
LEGAL MATTERS .............................................................   26
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES .......................   26
PORTFOLIO TURNOVER ........................................................   26
FINANCIAL STATEMENTS ......................................................   26

GENERAL INFORMATION AND HISTORY

      Total Return U.S. Treasury Fund, Inc. (the "Fund") is an open-end, diversified management investment company. Under the rules and regulations of the Securities and Exchange Commission (the "SEC"), all mutual funds are required to furnish prospective investors with certain information concerning the activities of the company being considered for investment. The Fund currently offers one class of shares: ISI Total Return U.S. Treasury Fund Shares (the "Shares").

      The Fund's Prospectus contains important information concerning the Shares and may be obtained without charge from International Strategy & Investment Group Inc., the Fund's principal underwriter (the "Distributor"), at (800) 955-7175, or from securities dealers authorized to sell Shares (each a "Participating Dealer") that offer Shares to prospective investors. A Prospectus may also be obtained from financial institutions that are authorized to act as shareholder servicing agents (each a "Shareholder Servicing Agent"). Some of the information required to be in this Statement of Additional Information ("SAI") is also included in the Fund's current Prospectus. To avoid unnecessary repetition, references are made to related sections of the Prospectus. In addition, the Prospectus and this SAI omit certain information about the Fund and its business that is contained elsewhere in the registration statement about the Fund and its Shares filed with the SEC. Copies of the registration statement as filed may be obtained from the SEC by paying a duplicating charge or by visiting the SEC website at http://www.sec.gov.

      The Fund was incorporated under the laws of the State of Maryland on June 3, 1988. The Fund filed a registration statement with the SEC registering itself as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares under the Securities Act of 1933, as amended, and began operations on August 10, 1988.

INVESTMENT OBJECTIVES AND POLICIES

      The Fund's investment objectives are to seek to achieve a high level of total return with relative stability of principal and, secondarily, high current income consistent with an investment in securities issued by the United States Treasury ("U.S. Treasury Securities"). The Fund's investment objectives and its general investment policies are described in the Prospectus. Additional investment restrictions are set forth below. This SAI also describes other investment practices in which the Fund may engage.

      Except as specifically identified under "Investment Restrictions," the investment policies described in this SAI are not fundamental, and the Directors may change such policies without an affirmative vote of a majority of the Fund's outstanding Shares (as defined in the section entitled "Capital Shares"). The Fund's investment objectives are fundamental, however, and may not be changed without such a vote.

STRIPS

      The Fund may purchase STRIPS, which are U.S. Treasury Securities that do not pay interest currently but which are purchased at a discount and are payable in full at maturity. As with other debt securities, the value of STRIPS varies inversely with changes in interest rates. These price fluctuations may be greater with STRIPS than with other types of debt securities.

REPURCHASE AGREEMENTS

      The Fund may agree to purchase U.S. Treasury Securities from creditworthy financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the securities at an established time and price. Such repurchase agreements will be fully collateralized. The seller of these repurchase agreements provides collateral, which is held by the Fund's custodian or by a duly appointed sub-custodian. The Fund will enter into repurchase agreements only with banks and broker-dealers that have been determined to be creditworthy by the Fund's investment advisor (the "Advisor"). The list of approved banks and broker-dealers will be monitored regularly by the Advisor. The collateral is marked to the market daily and has a market value including accrued interest equal to at least 102% of the cost of the repurchase agreement. Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund may be delayed or limited in its ability to sell the collateral.

WHEN-ISSUED SECURITIES

      The Fund may make purchases of U.S. Treasury Securities, at the current market value of the securities, on a when-issued basis. When such transactions are negotiated, the yield to maturity is fixed. The coupon interest rate on such U.S. Treasury Securities is fixed at the time of the U.S. Treasury auction date therefore determining the price to be paid by the Fund, but delivery and payment will take place after the date of the commitment. A segregated account of the Fund, consisting of cash, cash equivalents or U.S. Treasury Securities equal at all times to the amount of the when-issued commitments will be established and maintained by the Fund at the Fund's custodian. Additional cash or U.S. Treasury Securities will be added to the account when necessary. While the Fund will purchase U.S. Treasury Securities on a when-issued basis only with the intention of acquiring the securities, the Fund may sell the securities before the settlement date if it is deemed advisable to limit the effects of adverse market action. The U.S. Treasury Securities so purchased or sold are subject to market fluctuation and no interest accrues to the Fund during this period. At the time the Fund makes the commitment to purchase or sell U.S. Treasury Securities on a when-issued basis, it will record the transaction and thereafter reflect the value of such security purchased or, if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the U.S. Treasury Securities, their value may be more or less than the purchase or sale price. The Fund will ordinarily invest no more than 40% of its net assets at any time in U.S. Treasury Securities purchased on a when-issued basis.

INVESTMENT RESTRICTIONS

      The Fund's investment program is subject to a number of investment restrictions that reflect self-imposed standards as well as federal regulatory limitations. The investment restrictions recited below are in addition to those described in the Fund's Prospectus and are matters of fundamental policy and may not be changed without the affirmative vote of a majority of the outstanding Shares. The percentage limitations contained in these restrictions apply at the time of purchase of securities. Accordingly, the Fund will not:

1. Borrow money except as a temporary measure for extraordinary or emergency purposes and then only from banks and in an amount not exceeding 10% of the value of the total assets of the Fund at the time of such borrowing, provided that, while borrowings by the Fund equaling 5% or more of the Fund's total assets are outstanding, the Fund will not purchase securities;

2. Invest 25% or more of the value of its total assets in any one industry (U.S. Treasury Securities are not considered to represent an industry);

3. Invest more than 5% of its total assets in the securities of any single issuer (the U.S. government is not considered an issuer for this purpose);

4. Invest in the securities of any single issuer if, as a result, the Fund would hold more than 10% of the voting securities of such issuer;

5.    Invest in real estate or mortgages on real estate;

6.    Purchase  or  sell   commodities  or  commodities   contracts  or  futures
      contracts;

7. Act as an underwriter of securities within the meaning of the Federal securities laws;

8.    Issue senior securities;

9. Make loans, except that the Fund may purchase or hold debt instruments and may enter into repurchase agreements in accordance with its investment objectives and policies;

10.   Effect short sales of securities;

11. Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

12. Purchase participations or other interests in oil, gas or other mineral exploration or development programs;

13. Purchase any securities of unseasoned issuers which have been in operation directly or through predecessors for less than three years;

14. Invest in shares of any other investment company registered under the 1940 Act;

15. Purchase or retain the securities of any issuer, if to the knowledge of the Fund, any officer or Director of the Fund or its Advisor owns beneficially more than 0.5% of the outstanding securities of such issuer and together they own beneficially more than 5% of the securities of such issuer;

16.   Invest in companies for the purpose of exercising management or control;

17.   Invest in puts or calls or any combination thereof;

18. Purchase warrants, if by reason of such purchase more than 5% of its net assets (taken at market value) will be invested in warrants, valued at the lower of cost or market. Included within this amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchange. Warrants acquired by the Fund in units or attached to securities will be deemed to be without value and therefore not included within the preceding limitations.

      The following investment restriction may be changed by a vote of the majority of the Fund's Board of Directors (the "Board"). The Fund will not:

1. Invest more than 10% of the value of its net assets in illiquid securities including repurchase agreements with remaining maturities in excess of seven days.

VALUATION OF SHARES AND REDEMPTIONS

VALUATION OF SHARES

      The net asset value per Share is determined daily as of the close of regular trading on the New York Stock Exchange ("Exchange") each day on which the Exchange is open for business. The Exchange is open for business on all weekdays except for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      The Fund or its agents will accept purchase and sale orders even if the Exchange is closed, provided that the "Fed wire" (Federal Reserve Wire Network) is open, the Treasury market is open and the Fund's management believes there is adequate liquidity. You should contact your agent to insure that your transactions can be processed in a timely fashion.

      The Fund will not accept exchanges from other ISI funds except on days when the Exchange is open.

      The Fund or its agents may enter into agreements that allow a third party, as agent for the Fund, to transmit orders from its customers after the Fund's close of business. So long as a third party receives an order prior to the close of the Exchange, the order is deemed to have been received by the Fund and, accordingly, may receive the net asset value computed at the close of business that day. These "late day" agreements are intended to permit shareholders placing orders with third parties to place orders up to the same time as other investors.

REDEMPTIONS

      The Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC so that valuation of the net assets of the Fund is not reasonably practicable.

      Under normal circumstances, the Fund will redeem Shares in cash as described in the Prospectus. However, if the Board determines that it would be in the best interests of the remaining shareholders of the Fund to make payment of the redemption price in whole or in part by a distribution in kind of readily marketable securities from the portfolio of the Fund in lieu of cash, in conformity with applicable rules of the SEC, the Fund may make such distributions in kind. If Shares are redeemed in kind, the redeeming shareholder will incur brokerage costs in later converting the assets into cash. The method of valuing portfolio securities is described above under "Valuation of Shares" and such valuation will be made as of the same time the redemption price is determined.

      The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem Shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.

ANTI-MONEY LAUNDERING PROGRAM

      Customer identification and verification are part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close an account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

FEDERAL TAX CONSIDERATIONS

      The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult with their tax advisors with specific reference to their own tax situation, including their state and local tax liabilities.

      The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS REGULATED INVESTMENT COMPANY

      The Fund intends to qualify and elects to be treated as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income, including, generally, certain gains from options, futures and forward contracts; and (b) diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, United States Government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than United States Government securities or securities of other RICs) of any one issuer or two or more issuers that the Fund controls and which are engaged in the same, similar, or related trades or business.

      In addition to the requirements described above, in order to qualify as a RIC, the Fund must distribute at least 90% of its investment company taxable income (that generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses, but determined without regard to the deduction for dividends paid) and at least 90% of its net tax-exempt interest income, for each tax year, if any, to its shareholders (the "Distribution Requirement"). If the Fund meets all of the RIC requirements, it will not be subject to federal income tax on any of its investment company taxable income or capital gains that it distributes to shareholders.


      The Fund may make investments in securities (such as STRIPS) that bear "original issue discount" or "acquisition discount" (collectively, "OID Securities"). The holder of such securities is deemed to have received interest income even though no cash payments have been received. Accordingly, OID Securities may not produce sufficient current cash receipts to match the amount of distributable net investment income the Fund must distribute to satisfy the Distribution Requirement. In some cases, the Fund may have to borrow money or dispose of other investments in order to make sufficient cash distributions to satisfy the Distribution Requirement.

      Although the Fund intends to distribute substantially all of its investment company taxable income and capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

      The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

      If the Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders.

FEDERAL EXCISE TAX

      If the Fund fails to distribute in a calendar year at least 98% of its ordinary income for the calendar year, 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses0 for the one-year period ending October 31 of that year, and 100%$ of any undistributed amount from the prior calendar year, the Fund will be subject to a nondeductible 4% federal excise tax on undistributed amounts not meeting the 98% threshold. The Fund intends to make sufficient distributions to avoid imposition of this tax or to retain, at most, its net capital gains and pay tax thereon.

FUND DISTRIBUTIONS

      Distributions of investment company taxable income are generally taxable to you as ordinary income, regardless of whether you receive such distributions in cash or you reinvest them in additional Shares, to the extent of the Fund's earnings and profits. The Fund anticipates that it will distribute substantially all of its investment company taxable income for each taxable year.

      The Fund may either retain or distribute to you its excess of net long-term capital gains over net short-term capital losses ("net capital gains"). If such gains are distributed as a capital gains distribution, they are taxable to you (if you are an individual) at the long-term capital gains rate, regardless of the length of time you have held the Shares. If any such gains are retained, the Fund will pay federal income tax thereon. If the Fund elects to retain any such gains and you are a shareholder of record on the last day of the taxable year, the Fund may elect to have you treated as if you received a distribution of your pro rata share of such gain, with the result that you will
(1) be required to report your pro rata share of such gain on your tax return as long-term capital gain, (2) receive a refundable tax credit for your pro rata share of tax paid by the Fund on the gain, and (3) increase the tax basis for your Shares by an amount equal to the deemed distribution less the tax credit.

      If the net asset value at the time you purchase Shares reflects undistributed investment company taxable income, realized capital gain or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to you in the manner described above, although such distributions economically constitute a return of capital to you.

      If you are a corporate shareholder, distributions (other than capital gain distributions) from a RIC generally qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations, a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation.

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as return of capital to the extent of the tax basis in your Shares. Any excess will be treated as gain from the sale of those Shares. You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

      Ordinarily, you should include all dividends as income in the year of payment. However, dividends declared in October, November, or December of any calendar year and payable to shareholders of record on a specified date in such a month will be deemed for tax purposes to have been received by you and paid by the Fund on December 31st of such calendar year if such dividends are actually paid in January of the following year.

      The Fund will provide you with an annual statement as to the federal tax status of distributions paid (or deemed to be paid) by the Fund during the year, including the amount of dividends eligible for the corporate dividends-received deduction.

SALE, EXCHANGE OR REDEMPTION OF FUND SHARES

      The sale, exchange or redemption of Shares is a taxable event to you. Generally, any gain or loss on the sale, exchange or redemption of Shares will be a capital gain or loss that will be long-term if you have held the Shares for more than twelve months and otherwise will be short-term. However, you must treat a loss on the sale, exchange or redemption of Shares held for six months or less as a long-term capital loss to the extent of the amount of any prior capital gains distribution you received with respect to such Shares (or any undistributed net capital gains of the Fund that have been included in determining your long-term capital gains). In addition, any loss realized on a sale or other disposition of Shares will be disallowed to the extent you acquire (or enter into a contract or option to acquire) Shares within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the Shares. This loss disallowance rule will apply to Shares received through the reinvestment of dividends during the 61-day period.

      If you (1) incur a sales load in acquiring Shares, (2) dispose of such Shares less than 91 days after they are acquired and (3) subsequently acquire Shares of another fund at a reduced sales load pursuant to a right acquired in connection with the acquisition of the Shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the Shares subsequently acquired) shall not be taken into account in determining gain or loss on such Shares but shall be treated as incurred on the acquisition of the subsequently acquired shares.

      In certain cases, the Fund will be required to withhold and remit to the United States Treasury backup withholding taxes at an applicable rate on any distributions paid to you if you

(1) have failed to provide a correct taxpayer identification number, (2) are subject to backup withholding by the Internal Revenue Service ("IRS"), or (3) have failed to certify to the Fund that you are not subject to backup withholding.

STATE AND LOCAL TAXES

      Depending upon state and local law, distributions by the Fund and the ownership of Shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gain distributions from regulated investment companies often differ from the rules for federal income taxation described above. You are urged to consult your tax advisor as to the consequences of these and other state and local tax rules affecting an investment in the Fund.

FOREIGN SHAREHOLDERS

      Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not "effectively connected income") to foreign persons will be subject to a U.S. tax withheld by the Fund at a rate of 30% provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

      If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status. If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors or the IRS with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S. withholding taxes described above.

MANAGEMENT OF THE FUND

      The overall business and affairs of the Fund are managed by its Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, administrator, distributor, custodian and transfer agent. The Board and the Fund's officers are responsible for managing the Fund's affairs and for exercising the Fund's powers except those reserved for the shareholders and those assigned to the Advisor or other service providers. The day-to-day operations of the Fund are delegated to the Fund's officers, the Advisor, the Distributor and the Fund's administrator. Seventy-five percent of the Directors of the Fund have no affiliation with the Advisor, the Distributor or the Fund's administrator. Each Director and officer holds office until he resigns, is removed or a successor is elected and qualified.

DIRECTORS AND OFFICERS

      The following information is provided for each Director and officer of the Fund. The first section of the table lists information for each Director who is not an "interested person" of the Fund (as defined in the 1940 Act) (an "Independent Director"). Information for each non-Independent Director (an "Interested Director") follows. Unless otherwise indicated, the address of each Director and officer is 40 West 57th Street, 18th Floor, New York, New York 10019.

--------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF
                                                                        FUNDS IN
                                                                          FUND
  NAME,                        LENGTH                                   COMPLEX
 AGE AND         POSITION      OF TIME      PRINCIPAL OCCUPATION(S)    OVERSEEN BY   OTHER DIRECTORSHIPS
 ADDRESS       WITH THE FUND   SERVED     DURING THE PAST FIVE YEARS     DIRECTOR      HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS:
--------------------------------------------------------------------------------------------------------
W. Murray      Director;       Since    President of WMJ Consulting,        4        None
Jacques        Chairman of      2002    LLC (real estate investment
(age 72)       Compensation             management company) (1999 to
               Committee;               present).  Formerly,
               Member of                Principal of CM Coastal
               Audit and                Development, LLC (real
               Compliance               estate development) (2002 to
               Committee and            2006).  Formerly, Chairman
               Nominating               of Saint David's School
               Committee                (2002 to 2004).
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Louis E.       Director and    Since    Retired Partner of KPMG Peat        4        None
Levy           Chairman;        1994    Marwick (retired 1990).
(age 76)       Chairman of              Formerly, a Director of
               Audit and                Kimberly-Clark Corp.
               Compliance               (personal consumer products)
               Committee;               (retired 2004); Household
               Member of                International, Inc.
               Nominating               (consumer finance) (retired
               Committee and            2004); and Scudder Group of
               Compensation             Mutual Funds (retired 2005).
               Committee
--------------------------------------------------------------------------------------------------------

Edward A.      Director;       Since    Certified Public Accountant         4       Board Member of
Kuczmarski     Chairman of      2007    and Partner of Hays &                       Reich & Tang
(age 59)       Nominating               Company LLP (accounting                     Funds; Trustee of
               Committee;               firm).                                      Empire Builder
               Member of                                                            Tax Free Bond Fund
               Audit and
               Compliance
               Committee and
               Compensation
               Committee

--------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR*
--------------------------------------------------------------------------------------------------------
R. Alan        Director;       Since    President of International          4       None
Medaugh        President        2007    Strategy & Investment Inc.
(age 65)       (since 1991)             (registered investment
                                        advisor) (1991 to present).
                                        Director of International
                                        Strategy & Investment Group
                                        Inc. (registered
                                        broker-dealer) (1991 to
                                        present).
--------------------------------------------------------------------------------------------------------

* Mr. Medaugh is deemed to be an Interested Director, as defined in the 1940 Act, because he is President of the Advisor and a Director of the Distributor.

-------------------------------------------------------------------------------------------------------
      NAME,                 POSITION     LENGTH OF              PRINCIPAL OCCUPATION(S)
 AGE AND ADDRESS         WITH THE FUND  TIME SERVED           DURING THE PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------
OFFICERS:
-------------------------------------------------------------------------------------------------------

Edward S. Hyman            Senior       Since 1991    Chairman of International Strategy & Investment
(age 63)                   Economic                   Inc. (registered investment advisor) (1991 to
                           Advisor                    present).  Chairman and President of
                                                      International Strategy & Investment Group Inc.
                                                      (registered broker-dealer)
                                                      (1991 to present).

-------------------------------------------------------------------------------------------------------
Nancy R. Lazar             Vice         Since 1997    Executive Vice President, Assistant Treasurer,
(age 51)                   President                  and Secretary of International Strategy &
                                                      Investment Inc. (registered investment advisor)
                                                      (1991 to present).  Executive Vice President,
                                                      Assistant Treasurer and Secretary of
                                                      International Strategy & Investment Group Inc.
                                                      (registered broker-dealer) (1991 to present).
-------------------------------------------------------------------------------------------------------
Carrie L. Butler           Vice         Since 1991    Managing Director of International Strategy &
(age 41)                   President                  Investment Inc. (registered investment advisor)
                                                      (2000 to present).
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------

Edward J. Veilleux         Vice         Vice          President, EJV Financial Services, LLC (mutual
(age 65)                   President    President     fund consulting company)  (2002 to present).
5 Brook Farm Court         and Chief    since 1992;   Officer of various investment companies for
Hunt Valley, MD  21030     Compliance   Chief         which EJV Financial Services provides
                           Officer      Compliance    consulting and compliance services.
                                        Officer
                                        since 2008
-------------------------------------------------------------------------------------------------------
Stephen V. Killorin        Vice         Since 2002    Executive Managing Director and Chief Financial
(age 55)                   President                  Officer of International Strategy & Investment
                                                      Inc. (registered investment advisor) (2000 to
                                                      present); Executive Managing Director and Chief
                                                      Financial Officer of International Strategy &
                                                      Investment Group Inc. (registered broker-dealer)
                                                      (2000 to present). Formerly, Treasurer and Chief
                                                      Financial Officer of the Fund (until December
                                                      2007) and Chief Compliance Officer of the Fund
                                                      (until April 2008).

-------------------------------------------------------------------------------------------------------
Margaret M. Beeler         Vice         Vice          Managing Director, International Strategy &
(age 42)                   President    President     Investment Inc. (registered investment advisor)
                           and          since 1996;   (2004 to present).  Formerly, Associate
                           Secretary    Secretary     Managing Director (2000 to 2004), International
                                        since 2004    Strategy & Investment Inc.
-------------------------------------------------------------------------------------------------------
Heena Dhruv                Assistant    Since 2005    Managing Director of International Strategy &
(age 32)                   Vice                       Investment Inc. (registered investment advisor)
                           President                  (2005 to present). Formerly, Associate Managing
                                                      Director of International Strategy & Investment
                                                      Inc. (2003 to 2005).
-------------------------------------------------------------------------------------------------------
Mark J. Seger              Chief        Since 2007    Managing Director of Ultimus Fund Solutions,
(age 47)                   Financial                  LLC (mutual fund servicing agent) and Ultimus
225 Pictoria Drive,        Officer                    Fund Distributors, LLC (mutual fund
Suite 450                  and                        distributor) (1999 to present).  Officer of
Cincinnati, OH 45246       Treasurer                  various investment companies for which Ultimus
                                                      provides mutual fund administrative services.
-------------------------------------------------------------------------------------------------------
Robert G. Dorsey           Assistant    Since 2007    Managing Director of Ultimus Fund Solutions,
(age 51)                   Vice                       LLC (mutual fund servicing agent) and Ultimus
225 Pictoria Drive         President                  Fund Distributors, LLC (mutual fund
Suite 450                                             distributor) (1999 to present).  Officer of
Cincinnati, OH 45246                                  various investment companies for which Ultimus
                                                      provides mutual fund administrative services.
-------------------------------------------------------------------------------------------------------
John F. Splain             Assistant    Since 2007    Managing Director of Ultimus Fund Solutions,
(age 52)                   Secretary                  LLC (mutual fund servicing agent) and Ultimus
225 Pictoria Drive                                    Fund Distributors, LLC (mutual fund
Suite 450                                             distributor) (1999 to present).  Officer of
Cincinnati, OH 45246                                  various investment companies for which Ultimus
                                                      provides mutual fund administrative services.
-------------------------------------------------------------------------------------------------------

      Directors and officers of the Fund are also directors and officers of all of the other investment companies advised by International Strategy & Investment Inc. ("ISI" or the "Advisor"). There are currently four funds in the ISI Family of Funds (the "ISI Fund Complex"). Each of the above named persons serves in the capacity noted above for each fund in the ISI Fund Complex.

DIRECTOR OWNERSHIP IN THE ISI FUNDS

--------------------------------------------------------------------------------
                               DOLLAR RANGE OF       AGGREGATE DOLLAR RANGE OF
                                  BENEFICIAL       OWNERSHIP AS OF DECEMBER 31,
                               OWNERSHIP AS OF     2008 IN ALL FUNDS OVERSEEN BY
                              DECEMBER 31, 2008      DIRECTOR IN THE ISI FUND
NAME OF DIRECTOR              IN THE FUND (1)(2)           COMPLEX(1)(2)
--------------------------------------------------------------------------------
INDEPENDENT DIRECTORS:
--------------------------------------------------------------------------------
W. Murray Jacques             $10,000 - $50,000          $10,001 - $50,000
--------------------------------------------------------------------------------
Louis E. Levy                        None                $10,001 - $50,000
--------------------------------------------------------------------------------
Edward A. Kuczmarski                 None                $10,001 - $50,000
--------------------------------------------------------------------------------
INTERESTED DIRECTOR:
--------------------------------------------------------------------------------
R. Alan Medaugh                      None                  Over $100,000
--------------------------------------------------------------------------------

1. Securities beneficially owned as defined under the Securities Exchange Act of 1934 include securities in which the Director has a direct or indirect pecuniary interest, with certain exceptions, and securities with respect to which the Director can exert voting power or has authority to sell.

2. The dollar ranges are: None, $1-$10,000,  $10,001-$50,000,  $50,001-$100,000,
and over $100,000. The ISI Fund Complex consists of the following: ISI Strategy Fund, Inc., North American Government Bond Fund, Inc., Managed Municipal Fund, Inc. and Total Return U.S. Treasury Fund, Inc.

OWNERSHIP OF SECURITIES OF THE ADVISOR AND RELATED COMPANIES

      As reported to the Fund, as of December 31, 2008 no Independent Director or any of his immediate family members owned beneficially or of record securities of the Advisor, the Distributor, or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Advisor or the Distributor.

COMPENSATION OF DIRECTORS AND OFFICERS

      Officers of the Fund receive no direct remuneration in such capacity from the Fund. Officers and Directors of the Fund who are officers or directors of the Advisor, the Distributor, the administrator or other service providers of the Fund may be considered to have received remuneration indirectly. As compensation for his services, each Independent Director receives a retainer and meeting fees (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his attendance at board and committee meetings) from the ISI Fund Complex. Payment of such fees and expenses is allocated among all of the funds in the ISI Fund Complex in direct proportion to their relative net assets.

      The following table shows aggregate compensation payable to each of the Fund's Directors by the Fund and by the ISI Fund Complex during the fiscal year ended October 31, 2008.

--------------------------------------------------------------------------------
                          AGGREGATE COMPENSATION     TOTAL COMPENSATION FROM
                          FROM THE FUND PAID TO       THE FUND AND ISI FUND
NAME OF DIRECTOR                DIRECTORS           COMPLEX PAID TO DIRECTORS
--------------------------------------------------------------------------------
R. Alan Medaugh*                   None                       None
--------------------------------------------------------------------------------
W. Murray Jacques                 $4,113          $15,000 for service on 4
                                                  Boards in the ISI Fund Complex
--------------------------------------------------------------------------------
Edward A. Kuczmarski              $4,391          $16,000 for service on 4
                                                  Boards in the ISI Fund Complex
--------------------------------------------------------------------------------
Louis E. Levy                     $6,038          $22,000 for service on 4
                                                  Boards in the ISI Fund Complex
--------------------------------------------------------------------------------

*     Director who is an "interested person" as defined in the 1940 Act.

INFORMATION CONCERNING COMMITTEES AND MEETINGS OF DIRECTORS

      The Board met four times during the fiscal year ended October 31, 2008 and each Director (except one) attended 100% of the meetings of the Board and meetings of the committees of the Board on which such Director served.

      The Fund has an Audit and Compliance Committee ("Audit Committee") consisting of Messrs. Levy, Jacques and Kuczmarski. All of the members of the Audit Committee are "independent" as provided for in the applicable requirements of the 1940 Act. Mr. Levy serves as Chairman of the Audit Committee. During the fiscal year ended October 31, 2008, the Audit Committee met four times. In accordance with its written charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of fund accounting, the Fund's system of control, the Fund's process for monitoring compliance with laws and regulations, and the quality and integrity of the financial reports and audits of the Fund. The Audit Committee is directly responsible for the appointment, compensation, and oversight of the work of any independent registered public accounting firm employed by the Fund (including resolution of disagreements between management and the accountants regarding financial reporting). The Audit Committee reviews and approves in advance any proposals by management of the Fund or the Advisor that the Fund, the Advisor, or their affiliated persons employ the Fund's independent registered public accounting firm to render "permissible non-audit services," as that term is defined in the rules and regulations of the SEC, to the Fund and to consider whether such services are consistent with the independent accounting firm's independence.

      The Nominating Committee, which meets when necessary, consists of Messrs. Levy, Jacques and Kuczmarski. All of the members of the Nominating Committee are "independent" as provided for in the applicable requirements of the 1940 Act. The Nominating Committee is charged with the duty of making all nominations for Independent Directors to the Board. The Committee will not consider nominees recommended by shareholders. The Committee did not meet during the fiscal year ended October 31, 2008.

      The Compensation Committee, which meets when necessary, consists of Messrs. Levy, Jacques and Kuczmarski. All of the members of the Compensation Committee are "independent" as provided for in the applicable requirements of the 1940 Act. The Compensation Committee is responsible for reviewing the compensation paid to the Independent Directors for its appropriateness, and making recommendations to the full Board with respect to the compensation of the Directors. The Committee did not meet during the fiscal year ended October 31, 2008.

CODE OF ETHICS

      The Board has adopted a Code of Ethics for the Fund pursuant to Rule 17j-1 under the 1940 Act. The Code of Ethics permits access persons of the Fund to trade securities that may be purchased or held by the Fund for their own accounts, provided that the access persons comply with the Code's provisions and reporting requirements.

      The Advisor and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1. These Codes permit access persons of the Fund that are employees of the Advisor and Distributor to trade securities that may be purchased or held by the Fund for their own accounts, subject to compliance with reporting requirements. In addition, these Codes also provide for trading "blackout periods" that prohibit trading by access persons within periods of trading by the Fund in the same security, subject to certain exceptions. These Codes prohibit short-term trading profits and personal investment in initial public offerings. These Codes require prior approval with respect to purchases of securities in private placements.

      The Codes of Ethics are on public file with, and are available from, the SEC.

INVESTMENT ADVISORY AND OTHER SERVICES

INFORMATION CONCERNING INVESTMENT ADVISORY SERVICES

      ISI serves as the Fund's investment advisor pursuant to an Investment Advisory Agreement dated as of April 1, 1991 (the "Advisory Agreement").

      ISI is a registered investment advisor that was formed in January 1991. ISI is owned by Messrs. Edward S. Hyman, the Fund's Senior Economic Advisor, R. Alan Medaugh, the Fund's President and Director, and Nancy R. Lazar, a Vice President of the Fund. Due to their stock ownership, Messrs. Hyman and Medaugh and Ms. Lazar may be deemed controlling persons of ISI. The owners of ISI may directly or indirectly receive the benefits of the advisory fee paid to ISI. ISI and International Strategy & Investment Group Inc. ("ISI Group" or the "Distributor") are also the advisor and principal underwriter, respectively, to Managed Municipal Fund, Inc., North American Government Bond Fund, Inc. and ISI Strategy Fund, Inc., each an open-end management investment company. These funds, along with the Fund, had approximately $446 million of net assets as of December 31, 2008.

      Under the Advisory Agreement, ISI: (1) formulates and implements continuing programs for the purchases and sales of securities, (2) determines what securities (and in what proportion) shall be represented in the Fund's portfolio, (3) provides the Board with regular financial reports and analyses with respect to the Fund's portfolio investments and operations, and the operations of comparable investment companies, (4) obtains and evaluates economic, statistical and financial information pertinent to the Fund, and (5) takes, on behalf of the Fund, all actions which appear to the Advisor necessary to carry into effect its purchase and sale programs. Any investment program undertaken by ISI will at all times be subject to the policies and control of the Fund's Board. ISI will not be liable to the Fund or its shareholders for any act or omission by ISI or any losses sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty. The services of ISI to the Fund are not exclusive and ISI is free to render similar services to others.

      As compensation for its services, ISI is entitled to receive an annual fee from the Fund, calculated daily and paid monthly, at an annual rate of the average daily net assets of the Fund as follows:

                                              INCREMENTAL ADVISORY FEE
                                                 (AS A PERCENTAGE OF
      AVERAGE DAILY NET ASSETS                AVERAGE DAILY NET ASSETS)
      ------------------------                -------------------------
      Less than $100,000,000                            0.20%
      $100,000,001 - $200,000,000                       0.18%
      $200,000,001 - $300,000,000                       0.16%
      $300,000,001 - $500,000,000                       0.14%
      $500,000,001 and over                             0.12%

      In addition, the Fund pays the Advisor 1.5% of the Fund's gross interest income.

      Advisory fees paid by the Fund to ISI under the Advisory Agreement for the last three fiscal years were as follows:

                         FISCAL YEARS ENDED OCTOBER 31,
                2008                  2007                  2006
                ----                  ----                  ----
              $309,096              $353,437              $393,717

      The Advisory Agreement continues in effect from year to year if such continuance is specifically approved at least annually by the Board, including a majority of the Independent Directors, at an in-person meeting called for such purpose, or by a vote of a majority of the outstanding Shares. The Fund or ISI may terminate the Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreement will terminate automatically in the event of assignment (as defined in the 1940 Act).

PORTFOLIO MANAGER

      R. Alan Medaugh serves as portfolio manager and is responsible for the day-to-day management of the Fund. The following table indicates the other accounts managed by the portfolio manager as of October 31, 2008.

--------------------------------------------------------------------------------------------------
                                                                      Number of      Total Assets
                                      Total                            Accounts       of Accounts
                                    Number of                      Managed with an      with an
                                      Other      Total Assets of     Advisory Fee    Advisory Fee
                                     Accounts     Other Accounts       Based on        Based on
Type of Account                      Managed         Managed         Performance      Performance
--------------------------------------------------------------------------------------------------
Registered Investment Companies         3           $289,279,117          0               $ 0
--------------------------------------------------------------------------------------------------
Other Pooled Investment Vehicles        11        $1,427,848,894          4          $196,692,779
--------------------------------------------------------------------------------------------------
Other Accounts                          0              $ 0                0               $ 0
--------------------------------------------------------------------------------------------------

      As an owner of ISI, Mr. Medaugh receives an annual draw of ISI's profits plus a bonus paid out of ISI's net income. The bonus is based Mr. Medaugh's ownership interest in ISI. Mr. Medaugh's overall compensation is therefore influenced by the value of assets of the Fund and other funds in the ISI Fund Complex.

      As of October 31, 2008, Mr. Medaugh did not own any Shares of the Fund.

      ISI does not believe that material conflicts of interest arise as result of a portfolio manager's servicing of multiple accounts for the following reasons: (1) the management approach of ISI involves processes that help mitigate the evolvement of conflicts of interest between accounts, (2) the maintenance by ISI of portfolio allocation and best execution procedures, (3) the maintenance by ISI of Codes of Ethics that establish standards and procedures for the detection and prevention of activities by which persons having knowledge of the investments and investment intentions of the Fund may abuse their fiduciary duties to the Fund; and (4) the nature of the management fee, performance based or not, has no bearing on how ISI manages a client account. If a material conflict of interest arises between the Fund and other accounts managed by the portfolio manager, ISI will proceed in a manner that ensures that the Fund will not be materially treated less favorably.

ADMINISTRATION AND FUND ACCOUNTING SERVICES

      Ultimus Fund Solutions, LLC ("Ultimus"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is the administrator and fund accountant for the Fund pursuant to the terms of a Mutual Fund Services Agreement. As administrator, Ultimus supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the SEC and state securities commissions, and materials for meetings of the Board of Directors. As fund accountant, Ultimus calculates the net asset value per share of the Fund and provides information necessary to prepare the Fund's financial statements and tax returns. For the performance of these administrative and fund accounting services, the ISI Fund Complex pays Ultimus a fee at the annual rate of 0.10% of the average value of its aggregate daily net assets up to $500 million, 0.075% of such assets from $500 million to $1 billion and 0.060% of such assets in excess of $1 billion, subject to a minimum fee of $500,000 per year. Such fee is allocated among all of the funds in the ISI Fund Complex in direct proportion to their relative net assets.

      Prior to September 24, 2007, Citigroup Fund Services, LLC ("Citigroup"), Two Portland Square, Portland, Maine 04101, was the administrator, transfer agent and fund accountant of the Fund. Citigroup received a combined fee for administration, transfer agency and fund accounting services equal to 0.10% on the first $500 million of total ISI Fund Complex assets and 0.04% on total ISI Fund Complex assets over $500 million, subject to a monthly minimum fee.

      Administration and fund accounting fees paid by the Fund to Ultimus and/or Citigroup for the past three fiscal years were as follows:

                         FISCAL YEARS ENDED OCTOBER 31,
                2008                  2007                 2006
                ----                  ----                 ----
              $143,909              $152,223             $160,246

      The Mutual Fund Services Agreement is terminable without penalty by the Board or by Ultimus on 60 days' written notice. Under the Agreement, Ultimus is not liable for any act or omission in the performance of its duties to the Fund. The Agreement does not protect Ultimus from any liability by reason of willful misfeasance, bad faith, negligence or reckless disregard of its obligations and duties under the Agreement.

DISTRIBUTION OF FUND SHARES

DISTRIBUTION AGREEMENT AND RULE 12B-1 PLAN

      International Strategy & Investment Group Inc. ("ISI Group" or the "Distributor") serves as principal underwriter of the Shares pursuant to a Distribution Agreement effective April 1, 1997. The Distribution Agreement provides that ISI Group has the exclusive right to distribute the Shares either directly or through other broker-dealers. ISI Group, a Delaware corporation, is a broker-dealer that was formed in 1991 and is an affiliate of ISI. The address of ISI Group is 40 West 57th Street, 18th Floor, New York, New York 10019. R. Alan Medaugh, Edward S. Hyman, Nancy R. Lazar and Stephen V. Killorin are affiliates of both the Fund and the Distributor.

      The Distribution Agreement provides that ISI Group, on behalf of the Fund, will (i) solicit and receive orders for the purchase of Shares; (ii) accept or reject such orders on behalf of the Fund in accordance with the Fund's currently effective prospectus and transmit such orders as are accepted to the Fund's transfer agent as promptly as possible; (iii) receive requests for redemption and transmit such redemption requests to the Fund's transfer agent as promptly as possible; (iv) respond to inquiries from the Fund's shareholders concerning the status of their accounts with the Fund; (v) provide the Board for its review with quarterly reports required by Rule 12b-1; (vi) maintain such accounts, books and records as may be required by law or be deemed appropriate by the Board; and (vii) take all actions deemed necessary to carry into effect the distribution of the Shares.

      ISI Group continually distributes Shares but has not undertaken to sell any specific number of Shares. The Distribution Agreement further provides that, in connection with the distribution of Shares, ISI Group will be responsible for all promotional expenses. The services provided by ISI Group to the Fund are not exclusive, and ISI Group shall not be liable to the Fund or its shareholders for any act or omission by ISI Group or any losses sustained by the

Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

      The Distribution Agreement may be terminated at any time upon 60 days' written notice by the Fund, without penalty, by the vote of a majority of the Independent Directors or by a vote of a majority of the Fund's outstanding Shares (as defined under "Capital Shares") or upon 60 days' written notice by the Distributor and shall automatically terminate in the event of an assignment. The Distribution Agreement continues in effect from year to year provided that it is specifically approved (a) at least annually by the Board and (b) by the affirmative vote of a majority of the Independent Directors who have no direct or indirect financial interest in the Distribution Agreement. The votes must be cast in person at a meeting specifically called for such purpose. The Distribution Agreement was most recently approved by the Board, including a majority of the Independent Directors, on September 10, 2008.

      ISI Group has entered into Agency Distribution and Shareholder Servicing Agreements ("Agency Agreements") with Participating Dealers under which such broker-dealers have agreed to process investor purchase and redemption orders and respond to inquiries from shareholders concerning the status of their accounts and the operations of the Fund. Any Agency Agreement may be terminated in the same manner as the Distribution Agreement at any time and shall automatically terminate in the event of an assignment.

      In addition, the Fund may enter into Shareholder Servicing Agreements with certain financial institutions, such as certain banks, to act as Shareholder Servicing Agents, pursuant to which ISI Group will allocate a portion of its distribution fees as compensation for such financial institutions' ongoing shareholder services. The Fund may also enter into Shareholder Servicing Agreements pursuant to which the Distributor or the Advisor or their respective affiliates will provide compensation out of their own resources. Such financial institutions may impose separate fees in connection with these services.

      Dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the prospectus and this SAI. Your dealer will provide you with specific information about any processing or service fees you will be charged.

      The Distributor, the Advisor or their affiliates may, from their own assets, make cash payments to some, but not all, Participating Dealers, Shareholder Servicing Agents or other financial intermediaries for shareholder services, as an incentive to sell shares of the Fund and/or promote retention of their customers' assets in the Fund. These payments, sometimes referred to as "revenue sharing," do not change the price paid by shareholders to purchase the Fund's Shares or the amount the Fund receives as proceeds from such sales. Revenue sharing payments may be made to Participating Dealers, Shareholder Servicing Agents and other financial intermediaries that provide services to the Fund or to shareholders of the Fund, including shareholder servicing, transaction processing, recordkeeping, sub-accounting and other administrative services to their customers in connection with investments in the Fund. Revenue sharing payments may also be made to Participating Dealers, Shareholder Servicing Agents or other financial intermediaries for inclusion of the Fund on preferred or recommended lists and for granting the Distributor or its affiliates, access to sales meetings, sales representatives and management representatives of the Participating Dealers, Shareholder Servicing Agents or other financial intermediaries. These fees may be in addition to any distribution, administrative or shareholder servicing fees or other fees or charges paid from the Fund's assets to these Participating Dealers, Shareholder Servicing Agents or other financial intermediaries or by shareholders directly.

      Pursuant to Rule 12b-1 under the 1940 Act, which provides that investment companies may pay distribution expenses, directly or indirectly, only pursuant to a plan adopted by the investment company's board of directors and approved by its shareholders, the Fund has adopted a Distribution and Shareholder Service Plan (the "Plan") for the Shares. Under the Plan, the Fund pays a fee to ISI Group for distribution and other shareholder servicing assistance as set forth in the related Distribution Agreement, and ISI Group is authorized to make payments out of its fees to Participating Dealers and Shareholder Servicing Agents. The Plan will remain in effect from year to year if it is specifically approved (a) at least annually by the Board and (b) by the affirmative vote of a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan, by votes cast in person at a meeting called for such purpose. The Plan was most recently approved by the Board, including a majority of the Independent Directors, on September 10, 2008.

      In approving the Plan, the Directors concluded, in the exercise of reasonable business judgment, that there was a reasonable likelihood that the Plan would benefit the Fund and its shareholders. The Plan is a core component of the ongoing distribution of the Shares. The Plan will be renewed only if the Directors make a similar determination in each subsequent year. The Plan may not be amended to increase materially the fee to be paid pursuant to the Plan without the approval of the Fund's shareholders. The Plan may be terminated at any time without penalty, by a vote of a majority of the Independent Directors or by a vote of a majority of the outstanding Shares.

      During the continuance of the Plan, the Board will be provided for its review, at least quarterly, a written report concerning the payments made under the Plan to ISI Group pursuant to the Distribution Agreement, to Participating Dealers pursuant to any Agency Distribution Agreements and to Shareholder Servicing Agents pursuant to Shareholder Servicing Agreements. Such reports shall be made by the persons authorized to make such payments. In addition, during the continuance of the Plan, the selection and nomination of the Fund's Independent Directors shall be committed to the discretion of the Independent Directors.

      Under the Plan, amounts allocated to Participating Dealers and Shareholder Servicing Agents may not exceed amounts payable to ISI Group, as appropriate, with respect to Shares held by or on behalf of customers of such entities. Payments under the Plan are made as described above regardless of the Distributor's actual cost of providing distribution services and may be used to pay the Distributor's overhead expenses. If the cost of providing distribution services to the Fund in connection with the sale of the Shares is less than 0.25% of such Shares' average daily net assets for any period, the unexpended portion of the distribution fee may be retained by the Distributor. The Plan does not provide for any charges to the Fund for excess amounts expended by the Distributor and, if the Plan is terminated in accordance with its terms, the obligation of the Fund to make payments to the Distributor pursuant to the Plan will cease and the Fund will not be required to make any payments past the date the Distribution Agreement terminates. In return for payments received pursuant to the Plan, the Distributor pays the distribution-related expenses of the Fund including one or more of the following: advertising expenses; printing and mailing of prospectuses to other than current shareholders; compensation to Participating Dealers, Shareholder Servicing Agents and other sales personnel; and interest, carrying or other financing charges.

      As compensation for providing distribution and related administrative services as described above, the Fund will pay ISI Group a monthly fee equal to the annual rate of 0.25% of the Fund's average daily net assets. The Distributor may allocate up to all of its fees to Participating Dealers and Shareholder Servicing Agents. Mr. Hyman and Ms. Lazar have a financial interest in the Plan due to their ownership interests in the Distributor.

      During the fiscal year ended October 31, 2008, the Fund paid $307,331 in distribution and shareholder service expenses under the Plan.

RECEIPT AND RETENTION OF SALES CHARGES

      The offering price of Shares includes the relevant sales charge. The commission retained by the Distributor is the sales charge less the reallowance paid to Participating Dealers. Normally, reallowances are paid to Participating Dealers as indicated in the following table.

                                            SALES CHARGE AS A % OF
                                            ----------------------
AMOUNT OF PURCHASE                      OFFERING PRICE      REALLOWANCE
------------------                      --------------      -----------
Less than $100,000................           3.00%              2.75%
$100,000 - $249,999...............           2.50%              2.25%
$250,000 - $499,999...............           2.00%              1.75%
$500,000 - $999,999...............           1.50%              1.25%
$1,000,000 - $1,999,999...........           0.75%              0.75%
$2,000,000 - $2,999,999...........           0.50%              0.50%
$3,000,000 and over...............           None               None

      During the last three fiscal years, the Distributor received the following sales charges on sales of Shares, and from such sales charges the Distributor retained the following commissions:

                         FISCAL YEARS ENDED OCTOBER 31,
               2008                  2007                  2006
               ----                  ----                  ----
        RECEIVED   RETAINED   RECEIVED   RETAINED   RECEIVED   RETAINED
        --------   --------   --------   --------   --------   --------
        $90,129     $7,076    $47,746     $5,084    $38,975     $4,639

EXPENSES BORNE BY THE FUND

      Except as described elsewhere, the Fund pays or causes to be paid all continuing expenses of the Fund, including, without limitation: investment advisory, administration and distribution fees; the charges and expenses of any registrar, any custodian or depository appointed by the Fund for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions, if any, chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and corporate fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing Shares; all costs and expenses in connection with the maintenance of registration of the Fund and its Shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting and distributing prospectuses and SAIs of the Fund and supplements thereto to the shareholders; all expenses of shareholders' and Board of Directors' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of Independent Directors and independent members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in Shares or in cash; charges and expenses of any outside service used for pricing of the Shares; fees and expenses of legal counsel (including counsel to the Independent Directors), or independent accountants, in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Directors) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Fund's operation unless otherwise explicitly assumed by ISI, ISI Group or Ultimus.

DISCLOSURE OF PORTFOLIO HOLDINGS

      Portfolio holdings of the Fund are disclosed to the public on a quarterly basis in filings with the SEC. Portfolio holdings as of the end of the Fund's annual and semi-annual fiscal periods are reported within 10 days of the mailing of the annual or semi-annual report (typically no later than 70 days after the end of each such period). Portfolio holdings as of the end of the first and third fiscal quarters are reported to the SEC within 60 days of the end of such period. You may request a copy of the Fund's latest semi-annual report to shareholders by contacting the Fund's transfer agent at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, or at (800) 882-8585. You may also obtain a copy of the Fund's latest Form N-Q by accessing the SEC's website at www.sec.gov.

      The Board has authorized disclosure of the Fund's nonpublic portfolio holdings information to certain persons who provide services on behalf of the Fund or to its service providers in advance of public release. The Advisor, Ultimus and the Fund's custodian have regular and continuous access to the Fund's portfolio holdings. In addition, the officers and the Distributor, as well as proxy voting services may have access to the Fund's nonpublic portfolio holdings information on an ongoing basis. Independent accountants receive nonpublic portfolio holding information at least annually and usually within seven days of the Fund's fiscal year end and may also have access to the Fund's nonpublic portfolio holdings information on an as needed basis. The Directors and legal counsel to the Fund and to the Independent Directors may receive information on an as needed basis. Mailing services, financial printers and typesetters receive nonpublic portfolio holdings information no sooner than 30 days following the end of a quarter. The Board may authorize additional disclosure of the Fund's portfolio holdings.

      No compensation is paid to the Fund, nor to the Fund's knowledge, paid to the Advisor or any other person in connection with the disclosure of the Fund's portfolio holdings. The Codes of Ethics of the Fund, the Advisor, Ultimus and the Distributor are intended to address potential conflicts of interest arising from the misuse of information concerning the Fund's portfolio holdings. The Fund's service providers are subject to confidentiality provisions contained within their service agreements, professional codes, or other policies that address conflicts of interest arising from the misuse of this information.

      The Fund's portfolio holdings disclosure policy is periodically reviewed by the Board of Directors. In order to help ensure that this policy is in the best interests of Fund shareholders as determined by the Board, the Chief Compliance Officer will make an annual report to the Board. In addition, the Board will receive any interim reports that the Chief Compliance Officer may deem appropriate. Any conflict identified by the Fund resulting from the disclosure of nonpublic portfolio holdings information between the interests of shareholders and those of the Advisor, the Distributor or any of their affiliates will be reported to the Board for appropriate action.

BROKERAGE

      ISI is responsible for decisions to buy and sell securities for the Fund, selection of broker-dealers and negotiation of commission rates.

      Since purchases and sales of portfolio securities by the Fund are usually principal transactions, the Fund incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to broker-dealers serving  as  market  makers  usually  includes  a  mark-up  over  the bid to the broker-dealer based on the spread between the bid and asked price for the security. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter.

      ISI's primary consideration in effecting securities transactions is to obtain, on an overall basis, the best net price and the most favorable execution of orders. To the extent that the execution and prices offered by more than one broker-dealer are comparable, ISI may, in its discretion, effect transactions with broker-dealers that furnish statistical or other research information or services which ISI deems to be beneficial to the Fund's investment program. Certain research services furnished by broker-dealers may be useful to ISI for clients other than the Fund. Similarly, any research services received by ISI through placement of portfolio transactions for other clients may be of value to ISI in fulfilling its obligations to the Fund.

      No specific value can be determined for research and statistical services furnished without cost to ISI by a broker-dealer. ISI is of the opinion that because the material must be analyzed and reviewed by its staff, its receipt does not tend to reduce expenses, but may be beneficial in supplementing ISI's research and analysis. Therefore, it may tend to benefit the Fund by improving the quality of ISI's investment advice. In over-the-counter transactions, ISI will not pay any commission or other remuneration for research services. ISI's policy is to pay a broker-dealer higher commissions for particular transactions than might be charged if a different broker-dealer had been chosen when, in ISI's opinion, this policy furthers the overall objective of obtaining best price and execution. Subject to periodic review by the Board, ISI is also authorized to pay broker-dealers higher commissions on brokerage transactions for the Fund in order to secure research and investment services described above. The allocation of orders among broker-dealers and the commission rates paid by the Fund will be reviewed periodically by the Board. The foregoing policy under which the Fund may pay higher commissions to certain broker-dealers in the case of agency transactions does not apply to transactions effected on a principal basis.

      ISI manages other investment accounts. It is possible that, at times, identical securities will be acceptable for the Fund and one or more of such other accounts; however, the position of each account in the securities of the same issuer may vary and the length of time that each account may choose to hold its investment in such securities may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of the Fund or one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated among the accounts in a manner deemed equitable by the Advisor. ISI may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. Such simultaneous transactions, however, could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

      The Fund paid no brokerage commissions during the past three fiscal years.

      The following table lists the regular broker-dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the market value of those securities as of the end of the Fund's most recent fiscal year.

--------------------------------------------------------------------------------
   REGULAR BROKER-DEALER               TYPE OF SECURITY             MARKET VALUE
--------------------------------------------------------------------------------
J.P. Morgan Securities Inc.          Repurchase Agreement            $1,303,000

CAPITAL SHARES

      Under the Fund's Articles of Incorporation, the Fund may issue Shares of its capital stock with a par value of $.001 per Share. The Fund's Articles of Incorporation provide for the establishment of separate series and separate classes of Shares by the Directors at any time without shareholder approval. The Fund currently has one class of Shares: ISI Total Return U.S. Treasury Fund Shares. All Shares of the Fund regardless of class have equal rights with respect to voting, except that with respect to any matter affecting the rights of the holders of a particular series or class, the holders of each series or class will vote separately. Any such series will be a separately managed portfolio and shareholders of each series will have an undivided interest in the net assets of that series. For tax purposes, each series will be treated as a separate entity. Generally, each class of shares issued by a particular series will be identical to every other class, and expenses of the Fund (other than 12b-1 fees and any applicable service fees) are prorated among all classes of a series based upon the relative net assets of each class. Any matters affecting any class exclusively will be voted on by the holders of such class.

      Shareholders of the Fund do not have cumulative voting rights, and, therefore, the holders of more than 50% of the outstanding Shares voting together for election of Directors may elect all the members of the Board. In such event, the remaining holders cannot elect any members of the Board.

      The Fund's By-Laws provide that any Director of the Fund may be removed by the shareholders by a vote of a majority of the votes entitled to be cast for the election of Directors. A meeting to consider the removal of any Director or Directors of the Fund will be called by the Secretary of the Fund upon the written request of the holders of at least one-tenth of the outstanding Shares of the Fund entitled to vote at such meeting.

      There are no preemptive or conversion rights applicable to any of the Shares. The Fund's issued and outstanding shares are fully paid and non-assessable. In the event of liquidation or dissolution of the Fund, each Share is entitled to its portion of the Fund's assets (or the assets allocated to a separate series of shares if there is more than one series) after all debts and expenses have been paid.

      As used in this SAI, the term "majority of the outstanding Shares" means the vote of the lesser of (i) 67% or more of the Shares present at a meeting, if the holders of more than 50% of the outstanding Shares are present or represented by proxy, or (ii) more than 50% of the outstanding Shares.

SEMI-ANNUAL REPORTS AND ANNUAL REPORTS

      The Fund furnishes shareholders with semi-annual reports and annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent registered public accounting firm.

CUSTODIAN, TRANSFER AGENT AND COMPLIANCE SERVICES

      The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675 ("Northern Trust") is custodian of the Fund's investments. As custodian, Northern Trust safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments.

      Ultimus Fund Solutions, LLC is the Fund's transfer agent and distribution paying agent. Ultimus maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. Ultimus is registered as a transfer agent with the SEC. During the fiscal year ended October 31, 2008, the Fund paid $35,396 of transfer agent fees to Ultimus.

      EJV Financial Services, LLC provides compliance support services and a Chief Compliance Officer to the Fund. Edward J. Veilleux, Vice President and
Chief Compliance Officer of the Fund, is also a principal of EJV Financial Services, LLC. During the fiscal year ended October 31, 2008, the Fund paid $23,704 in compliance consulting fees to EJV Financial Services, LLC.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      The annual financial statements of the Fund are audited by its independent registered public accounting firm, Briggs, Bunting & Dougherty, LLP, located at 1835 Market Street, 26th Floor, Philadelphia, Pennsylvania 19103.

LEGAL MATTERS

      Kramer Levin Naftalis & Frankel LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as counsel to the Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      To Fund management's knowledge, as of February 10, 2009, no shareholder owned beneficially or of record 5% or more of the outstanding Shares of the Fund.

      In addition, to Fund management's knowledge, as of February 10, 2009, the Fund's Directors and officers as a group owned less than 1% of the outstanding Shares of the Fund.

PORTFOLIO TURNOVER

      The Fund's annual portfolio turnover rate (the lesser of the value of the purchases or sales for the year divided by the average monthly market value of the portfolio during the year, excluding securities with maturities of one year or less) may vary from year to year, as well as within a year, depending on market conditions.

      The following table reflects the Fund's portfolio turnover rates during the last three fiscal years:

                         FISCAL YEARS ENDED OCTOBER 31,
                   2008               2007             2006
                   ----               ----             ----
                    70%                29%              51%

      The higher turnover during the most recent fiscal year is due to increased trading activity in order to take advantage of opportunities within the market during an unusually volatile interest rate environment.

FINANCIAL STATEMENTS

      The financial statements of the Fund, which have been audited by Briggs, Bunting & Dougherty, LLP, are incorporated herein by reference to the Fund's Annual Report dated October 31, 2008.

                                    PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)(1) Articles of Incorporation -- Incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-12179), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000097) on February 26, 1996

(a)(2) Articles Supplementary to Articles of Incorporation dated December 18, 1991 -- Incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 13 to Registrant's Registration Statement, filed via EDGAR (Accession No. 950116-96-000097) on February 26, 1996

(a)(3) Articles Supplementary to Articles of Incorporation dated December 15, 1993 -- Incorporated by reference to Exhibit (1)(c) to Post-Effective Amendment No. 13 to Registrant's Registration Statement, filed via EDGAR (Accession No. 950116-96-000097) on February 26, 1996

(a)(4) Articles Supplementary to Articles of Incorporation dated December 31, 1994 -- Incorporated by reference to Exhibit (1)(d) to Post-Effective Amendment No. 13 to Registrant's Registration Statement, filed via EDGAR (Accession No. 950116-96-000097) on February 26, 1996

(a)(5) Articles Supplementary to Articles of Incorporation dated October 23, 1998 -- Incorporated by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement, filed via EDGAR (Accession No. 950116-98-002534) on December 30, 1998

(a)(6) Articles of Amendment to Articles of Incorporation dated April 5, 2001 -- Incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 21 to Registrant's Registration Statement, filed via EDGAR (Accession No. 0001004402-03-000161) on February 28, 2003

(b) By-Laws, as amended through December 18, 2002 -- Incorporated by reference to Exhibit (b) to Post Effective Amendment No. 21 to Registrant's Registration Statement filed via EDGAR (Accession No. 0001004402-03-000161) on February 28, 2003

(c) Instruments Defining Rights of Securities Holders -- Incorporated by reference to Articles of Incorporation and Bylaws of Registrant, previously filed via EDGAR

(d) Investment Advisory Agreement between Registrant and International Strategy & Investment Inc. -- Incorporated by reference to Exhibit (5) to Post-Effective Amendment No. 13 to Registrant's Registration Statement, filed via EDGAR (Accession No. 950116-96-000097) on February 26, 1996

(e)(1) Distribution Agreement between Registrant and International Strategy & Investment Group Inc.-- Incorporated by reference to Exhibit 6 (d) to Post-Effective Amendment No. 16 to Registrant's Registration Statement, filed via EDGAR (Accession No. 950116-98-000481) on February 26, 1998

(e)(2) Form of Agency Distribution and Shareholder Servicing Agreement-- Incorporated by reference to Exhibit 6(e)(2) to Post-Effective Amendment No. 27 to Registrant's Registration Statement, filed via EDGAR (Accession No. 0001111830-08-000235 on February 28, 2008

(f)      Bonus or Profit Sharing Contracts -- None

(g) Custody Agreement between Registrant and The Northern Trust Company -- Incorporated by reference to Exhibit (g) to Post-Effective Amendment No. 21 to Registrant's Registration Statement, filed via EDGAR (Accession No. 0001004402-03-000161) on February 28, 2003

(h)      Mutual Fund  Services  Agreement  between  Registrant  and Ultimus Fund
         Solutions, LLC -- Incorporated by reference to Exhibit (h) to Post-Effective Amendment No. 27 to Registrant's Registration Statement, filed via EDGAR (Accession No. 0001111830-08-000235 on February 28, 2008

(i)(1) Opinion of Counsel -- Incorporated by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement, filed via EDGAR on February 29, 2000

(i)(2)   Consent of Counsel -- Filed herewith as Exhibit (i)(2)

(j) Consent of Independent Registered Public Accounting Firm -- Filed herewith as Exhibit (j)

(k)      Omitted Financial Statements -- None

(l)      Subscription   Agreements  re:  initial   capital  --  Incorporated  by
         reference to Exhibit (1) of Post-Effective Amendment No. 13 to Registrant's Registration Statement, filed via EDGAR (Accession No. 950116-96-000097) on February 26, 1996

(m) Distribution and Shareholder Service Plan -- Incorporated by reference to Exhibit (m)(1) to Post Effective Amendment No. 25 to Registrant's Registration Statement, filed via EDGAR (Accession No. 0001275125-06-000082) on February 28, 2006

(n)      Multi-Class Rule 18f-3 Plan -- None

(o)      Reserved

(p)(1)   Registrant's  Code of Ethics --  Incorporated  by  reference to Exhibit
         (p)(2) to Post-Effective Amendment No. 23 to Registrant's Registration Statement, filed via EDGAR (Accession No. 0001275125-04-000458 on December 30, 2004

(p)(2) International Strategy & Investment Inc.'s Code of Ethics -- Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 27 to Registrant's Registration Statement, filed via EDGAR (Accession No. 0001111830-08-000235 on February 28, 2008

(p)(3) International Strategy & Investment Group Inc.'s Code of Ethics -- Incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 27 to Registrant's Registration Statement, filed via EDGAR (Accession No. 0001111830-08-000235 on February 28, 2008

(Other Exhibits) Powers of Attorney for Directors of Registrant -- Incorporated by reference to Other Exhibits to Post-Effective Amendment No. 27 to Registrant's Registration Statement, filed via EDGAR (Accession No. 0001111830-08-000235 on February 28, 2008

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

ISI Strategy Fund, Inc., Managed Municipal Fund, Inc. and North American Government Bond Fund, Inc. may be deemed to be under the common control with the Registrant as they share the same investment advisor, International Strategy & Investment Inc., a Maryland corporation.

ITEM 25. INDEMNIFICATION

Sections  1,  2,  3  and  4  of  Article  VIII  of   Registrant's   Articles  of
Incorporation, incorporated herein by reference to Exhibit (a)(1) to this Registration Statement, provide as follows:

      Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

      Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors of the Corporation may make further provision for indemnification of directors, officers, employees and agents in the By-Laws of the Corporation or by resolution or agreement to the fullest extent permitted by the Maryland General Corporation law.

      Section 3. No provision of this Article VIII shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Section 4.  References  to the Maryland  General  Corporation  Law in this
      Article VIII are to such law as from time to time amended. No further amendment to the Charter of the Corporation shall decrease, but may expand, any right of any person under this Article VIII based on any event, omission or proceeding prior to such amendment.

Sections 1, 2, 3, 4 and 5 of Article XIII of Registrant's By-Laws, included as Exhibit (b) to this Registration Statement and incorporated herein by reference, provide as follows:

      Section 1. Indemnification. The Corporation shall indemnify its Directors to the fullest extent that indemnification of Directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify its officers to the same extent as its Directors and to such further extent as is consistent with law. The Corporation shall indemnify its Directors and officers who while serving as Directors or officers also serve at the request of the Corporation as a Director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, other enterprise or employee benefit plan to the fullest extent consistent with law. This Article XIII shall not protect any such person against any liability to the Corporation or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Section 2. Advances. Any current or former Director or officer of the Corporation claiming indemnification within the scope of this Article XIII shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 (the "1933 Act") and the 1940 Act, as such statutes are now or hereafter in force. Section 3. Procedure. On the request of any current or former Director or officer requesting indemnification or an advance under this
      Article XIII, the Board of Directors shall determine, or cause to be determined, in a manner consistent with the Maryland General Corporation Law, the 1933 Act and the 1940 Act, as such statutes are now or hereafter in force, whether the standards required by this Article XIII have been met.

      Section 4. Other Rights. The indemnification provided by this Article XIII shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any insurance or other agreement, vote of shareholders or disinterested Directors or otherwise, both as to action by a Director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a Director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

      Section 5. Maryland Law. References to the Maryland General Corporation Law in this Article XIII are to such law as from time to time amended.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event of a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered) the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue. In the absence of a determination by a court of competent jurisdiction, the determinations that indemnification against such liabilities is proper, and advances can be made, are made by a majority of a quorum of the disinterested directors of the Registrant, or an independent legal counsel in a written opinion, based on review of readily available facts.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR

The following chart reflects the directors and officers of International Strategy & Investment Inc. ("ISI"), the Registrant's investment advisor, including their business connections during the past two years which are of a substantial nature. The address of ISI is 40 West 57th Street, 18th Floor, New York, New York 10019 and, unless otherwise indicated below, that address is the principal business address of any other company with which the directors and officers are connected.

----------------------------------------------------------------------------------------
NAME                         ISI TITLE                 OTHER BUSINESS CONNECTION
----------------------------------------------------------------------------------------
Edward S. Hyman, Jr.         Chairman, Treasurer and   Chairman/President/Director of
                             Assistant Secretary       International Strategy &
                                                       Investment Group Inc.
----------------------------------------------------------------------------------------
R. Alan Medaugh              President                 Director of International
                                                       Strategy & Investment Group Inc.
----------------------------------------------------------------------------------------
Nancy Lazar                  Executive Vice            Vice Chairman, Secretary and
                             President, Secretary      Director of International
                             and Assistant Treasurer   Strategy & Investment Group Inc.
----------------------------------------------------------------------------------------
James E. Moltz               Vice Chairman             None
----------------------------------------------------------------------------------------
Stephen V. Killorin          Chief Financial Officer   Executive Managing Director/Chief
                             and Chief Compliance      Financial Officer and Chief
                             Officer                   Compliance Officer of
                                                       International Strategy &
                                                       Investment Group Inc.
----------------------------------------------------------------------------------------

ITEM 27. PRINCIPAL UNDERWRITERS

(a) International Strategy & Investment Group Inc. (the "Underwriter") also acts as the principal underwriter for ISI Strategy Fund, Inc. Managed Municipal Fund, Inc. and North American Government Bond Fund, Inc., other registered investment companies.

(b) The directors and officers of the Underwriter hold the following positions with the Registrant.

-------------------------------------------------------------------------------------------
NAME                         POSITION WITH UNDERWRITER           POSITION WITH REGISTRANT
-------------------------------------------------------------------------------------------
Edward S. Hyman, Jr.         Chairman/President/Director         Senior Economic Advisor
-------------------------------------------------------------------------------------------
R. Alan Medaugh              Director                            President and Director
-------------------------------------------------------------------------------------------
Nancy R. Lazar               Vice Chairman/Secretary/ Director   Vice President
-------------------------------------------------------------------------------------------
Steven V. Killorin           Executive Managing Director/        Vice President
                             Chief Financial Officer/
                             Chief Compliance Officer
-------------------------------------------------------------------------------------------

The address of the Underwriter and each of the individuals in the table above is 40 West 57th Street, 18th Floor, New York, New York 10019.

(c)   Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

International Strategy & Investment Inc., 40 West 57th Street, 18th Floor, New York, New York 10019, maintains physical possession of each such account, book or other document of the Registrant, except for those maintained by the Registrant's custodian, The Northern Trust Company, 50 LaSalle Street, Chicago, Illinois 60675; or by the Registrant's administrator, transfer agent, dividend disbursing agent and accounting services provider, Ultimus Fund Solutions, LLC ("Ultimus"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

In particular, with respect to the records required by Rule 31a-1(b)(1), ISI and Ultimus each maintain physical possession of all journals containing itemized daily records of all purchases and sales of securities, including sales and redemptions of Registrant's shares, and The Northern Trust Company maintains physical possession of all receipts and deliveries of securities (including certificate numbers if such detail is not recorded by the custodian or transfer agent), all receipts and disbursements of cash, and all other debts and credits.

ITEM 29. MANAGEMENT SERVICES

None.

ITEM 30. UNDERTAKINGS

Not applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on February 27, 2009.

                                        TOTAL RETURN U.S. TREASURY FUND, INC.

                                        By: /s/ R. Alan Medaugh
                                            ------------------------------
                                            R. Alan Medaugh, President

      Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities on the date(s) indicated:

Signature                               Title                        Date
--------------------------   ------------------------------   -----------------


/s/ R. Alan Medaugh          Director and President           February 27, 2009
--------------------------   (Principal Executive Officer)
R. Alan Medaugh


/s/ Mark J. Seger            Treasurer (Principal Financial   February 27, 2009
--------------------------   and Accounting Officer)
Mark J. Seger


            *                Chairman and Trustee
--------------------------
Louis E. Levy


            *                Trustee                          /s/ John F. Splain
--------------------------                                    ------------------
W. Murray Jacques                                             Attorney-in-Fact*
                                                              February 27, 2009

            *                Trustee
--------------------------
Edward A. Kuczmarski

                                   INDEX TO EXHIBITS

Item 23(i)(2)      Consent of Counsel

Item 23(j)         Consent of Independent Registered Public Accounting Firm